SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.2%

Communication Services — 7.5%
Alphabet Inc, Cl A *	11,327	$1,501
Alphabet Inc, Cl C *	25,100	3,361
America Movil ADR	28,642	520
AT&T Inc	60,883	1,009
Cable One Inc	159	85
Charter Communications Inc, Cl A *	128	51
Cogent Communications Holdings Inc	1,022	65
Comcast Corp, Cl A	14,311	600
Electronic Arts Inc	3,208	443
Fox Corp	2,882	82
IAC *	443	21
Informa PLC	125,588	1,181
Interpublic Group of Cos Inc/The	4,252	131
Liberty Media -Liberty Formula One, Cl C *	1,957	125
Liberty Media -Liberty Live, Cl C *	690	24
Liberty Media -Liberty SiriusXM *	2,161	58
Live Nation Entertainment Inc *	33	3
Madison Square Garden Sports C *	191	32
Match Group *	514	17
Meta Platforms, Cl A *	10,739	3,513
Netflix Inc *	1,697	804
New York Times Co/The, Cl A	2,073	97
News	6,196	137
Nexstar Media Group Inc, Cl A	5,385	764
Omnicom Group Inc	911	74
Orange	67,215	829
Paramount Global, Cl A	2,056	36
Paramount Global, Cl B	2,018	29
Pinterest Inc, Cl A *	5,993	204
Quebecor, Cl B	24,524	545
ROBLOX, Cl A *	389	15
Roku Inc, Cl A *	292	31
Scout24 AG	16,245	1,134
Shutterstock	560	25
SK Telecom	7,918	320
Spotify Technology SA *	2,274	421
Take-Two Interactive Software Inc *	1	—
TEGNA	5,058	78
Tencent Holdings Ltd	13,500	565
TKO Group Holdings, Cl A	1,782	138
T-Mobile US Inc	10,610	1,596
Toei Animation Co Ltd	1,300	135
Trade Desk Inc, Cl A *	825	58
TripAdvisor Inc *	1,860	33
Universal Music Group	12,959	343
Verizon Communications Inc	25,510	978
Walt Disney Co/The	24,517	2,273
ZoomInfo Technologies, Cl A *	2,140	31

		24,515

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 10.1%
ADT Inc	5,625	$33
Advance Auto Parts Inc	623	32
Airbnb, Cl A *	1,045	132
Amazon.com Inc *	28,432	4,154
American Eagle Outfitters Inc	16,752	319
Aptiv PLC *	636	53
Aramark	2,596	73
Autoliv	1,309	136
AutoNation *	266	36
AutoZone Inc *	44	115
Bath & Body Works	2,927	95
Best Buy Co Inc	976	69
Booking Holdings Inc *	283	885
BorgWarner Inc	537	18
BRP	4,398	272
Brunswick Corp	1,228	97
Burlington Stores Inc *	404	69
Capri Holdings *	1,728	84
CarMax Inc *	744	48
Carnival Corp *	4,654	70
Carter's Inc	1,053	72
Cheesecake Factory Inc/The	2,627	82
Chipotle Mexican Grill Inc, Cl A *	81	178
Choice Hotels International	641	71
Columbia Sportswear Co	602	47
Coupang, Cl A *	3,716	57
Crocs *	590	62
Darden Restaurants Inc	375	59
Deckers Outdoor Corp *	571	379
Dick's Sporting Goods Inc	1,799	234
Dollarama Inc	4,268	310
DoorDash, Cl A *	31	3
Dorman Products *	812	58
Dowlais Group	38,279	49
DR Horton Inc	286	37
eBay Inc	5,427	223
Etsy Inc *	427	32
Expedia Group *	485	66
Faurecia *	36,165	705
Five Below Inc *	501	94
Floor & Decor Holdings Inc, Cl A *	1,447	133
Ford Motor Co	4,403	45
GameStop, Cl A *	2,112	31
Gap Inc/The	4,895	98
Garmin Ltd	814	99
General Motors Co	13,278	420
Gentex	9,742	296
Genuine Parts	393	52
Gildan Activewear	3,625	131
Goodyear Tire & Rubber Co/The *	5,890	82
Grand Canyon Education *	215	29

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
H&R Block Inc	2,629	$119
Hasbro Inc	526	24
Hilton Worldwide Holdings Inc	2,280	382
Home Depot Inc/The	6,276	1,967
Hyatt Hotels Corp, Cl A	774	89
Industria de Diseno Textil SA	34,105	1,408
Kohl's Corp	21,983	515
Lear Corp	411	55
Leggett & Platt	3,003	69
Lithia Motors, Cl A	418	112
LKQ	1,209	54
Lowe's Cos Inc	9,287	1,847
Lucid Group *	11,073	47
lululemon athletica Inc *	285	127
Macy's Inc	595	9
Magna International Inc	12,236	660
Marriott International Inc/MD, Cl A	679	138
Marriott Vacations Worldwide	483	35
Mattel Inc *	910	17
McDonald's Corp	368	104
MercadoLibre Inc *	664	1,076
MGM Resorts International *	2,405	95
Midea Group, Cl A	23,400	170
Minor International	768,200	595
Mister Car Wash *	6,801	50
Mohawk Industries Inc *	721	64
Murphy USA	644	238
NIKE Inc, Cl B	11,066	1,220
Nordstrom Inc	1,516	24
Norwegian Cruise Line Holdings Ltd *	2,379	36
NVR *	23	142
Ollie's Bargain Outlet Holdings *	1,782	131
Oppein Home Group, Cl A	21,100	234
O'Reilly Automotive Inc *	141	139
Oxford Industries	1,191	108
Peloton Interactive Inc, Cl A *	1,049	6
Penske Automotive Group	933	139
Petco Health & Wellness, Cl A *	6,097	18
Phinia	107	3
Polaris Inc	549	45
Pool Corp	1,841	639
PulteGroup Inc	48	4
PVH Corp	1,066	104
Ralph Lauren, Cl A	847	110
Ross Stores Inc	15,582	2,032
Royal Caribbean Cruises Ltd *	765	82
Samsonite International SA *	156,700	457
Service Corp International/US	1,305	80
Shimano Inc	2,400	369
Sodexo SA	5,654	607
Starbucks Corp	9,115	905
Steven Madden	2,716	103

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tapestry	2,532	$80
Tempur Sealy International	2,754	111
Tesla Inc *	6,820	1,637
Texas Roadhouse, Cl A	566	64
TJX Cos Inc/The	5,133	452
TopBuild *	268	79
Topgolf Callaway Brands *	2,933	36
Tractor Supply Co	1,428	290
Travel + Leisure	1,185	42
Trip.com Group ADR *	2,629	92
Ulta Beauty Inc *	893	380
Under Armour, Cl A *	4,708	38
Urban Outfitters Inc *	2,117	76
Vail Resorts Inc	213	46
Valvoline Inc *	2,446	84
VF Corp	1,652	28
Victoria's Secret *	3,430	92
Wendy's Co/The	2,626	49
Whirlpool	461	50
Williams-Sonoma Inc	555	104
Wingstop Inc	789	190
Wyndham Hotels & Resorts Inc	874	68
YETI Holdings Inc *	1,751	75
Yum! Brands Inc	560	70

		33,060
Consumer Staples — 6.9%
Archer-Daniels-Midland Co	1,290	95
Brown-Forman Corp, Cl B	1,103	65
Bunge Global	963	106
Campbell Soup Co	5,858	235
Casey's General Stores Inc	344	95
Clorox Co/The	495	71
Coca-Cola Co/The	29,579	1,729
Colgate-Palmolive Co	7,124	561
Conagra Brands Inc	45,001	1,273
Constellation Brands Inc, Cl A	1,900	457
Costco Wholesale Corp	2,137	1,267
Darling Ingredients *	1,535	67
Diageo PLC	34,549	1,209
Dollar General Corp	9,398	1,232
Dollar Tree Inc *	565	70
Estee Lauder, Cl A	422	54
Flowers Foods Inc	2,694	56
General Mills Inc	7,218	459
Hain Celestial Group Inc/The *	2,713	29
Hershey Co/The	1,957	368
Hormel Foods Corp	2,233	68
Ingredion Inc	6,376	653
Inner Mongolia Yili Industrial Group, Cl A	118,900	454
Inter Parfums	1	—
JM Smucker Co/The	5,753	631
Kellogg Co	3,231	170

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Keurig Dr Pepper Inc	1,806	$57
Kimberly-Clark Corp	2,896	358
Kraft Heinz Co/The	1,549	54
Kroger Co/The	23,362	1,034
Lamb Weston Holdings Inc	1,288	129
Lancaster Colony	634	105
McCormick & Co Inc/MD	1,882	122
MGP Ingredients	213	18
Mondelez International Inc, Cl A	23,595	1,677
Nomad Foods Ltd *	21,712	351
Olaplex Holdings *	17,269	38
PepsiCo Inc	6,225	1,048
Performance Food Group *	132	9
Pernod Ricard SA	6,988	1,209
Pigeon Corp	4,200	47
Sysco Corp	22,682	1,637
Target Corp	1,620	217
TreeHouse Foods Inc *	2,188	89
Tyson Foods Inc, Cl A	5,994	281
Unilever PLC	23,882	1,139
US Foods Holding Corp *	13,632	597
Walgreens Boots Alliance Inc	30,314	604
Walmart	659	103
WK Kellogg	807	9

		22,406
Energy — 4.8%
3R PETROLEUM OLEO E GAS *	29,246	178
Antero Midstream	5,338	71
Antero Resources Corp *	3,254	77
Baker Hughes Co, Cl A	29,228	986
BP PLC ADR	29,443	1,068
Canadian Natural Resources Ltd	19,208	1,283
ChampionX	1,745	51
Cheniere Energy Inc	1,728	315
Chesapeake Energy	749	60
Chevron Corp	15,633	2,245
Chord Energy	419	68
Civitas Resources	2,159	148
ConocoPhillips	8,365	967
Coterra Energy	2,108	55
Devon Energy Corp	6,524	293
Diamondback Energy Inc	4,346	671
EOG Resources Inc	6,401	788
EQT Corp	6,571	263
Exxon Mobil Corp	6,446	662
Halliburton Co	4,010	149
Hess Corp	1,868	263
Kinder Morgan Inc/DE	19,664	346
Marathon Oil Corp	2,359	60
Marathon Petroleum Corp	2,427	362
New Fortress Energy, Cl A	2,147	83
Occidental Petroleum Corp	1,070	63

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ONEOK Inc	2,578	$178
Ovintiv	1,218	54
Phillips 66	680	88
Pioneer Natural Resources Co	2,995	694
Range Resources Corp	2,464	80
Schlumberger Ltd	4,621	240
Shell PLC	29,838	967
Shell PLC ADR	5,673	373
Southwestern Energy Co *	15,313	101
TechnipFMC	4,011	83
Texas Pacific Land	71	119
TotalEnergies SE	11,584	787
Valero Energy Corp	1,795	225
Williams Inc	4,821	177

		15,741
Financials — 15.2%
Affiliated Managers Group Inc	631	86
Affirm Holdings, Cl A *	801	28
Aflac Inc	1,184	98
AGNC Investment Corp ‡	2,829	25
AIA Group Ltd	120,400	1,039
Allfunds Group PLC	8,950	57
Allstate Corp/The	2,077	286
Ally Financial Inc	2,235	65
American Express Co	2,128	363
Ameriprise Financial Inc	1,620	573
Annaly Capital Management ‡	3,097	56
Aon PLC, Cl A	1,968	647
Apollo Global Management	658	61
Arch Capital Group *	2,300	193
Ares Management, Cl A	1,251	140
Arthur J Gallagher	588	146
Assurant	485	82
Assured Guaranty Ltd	1,974	134
Axis Capital Holdings	1,754	99
Bank of America Corp	46,998	1,433
Bank of New York Mellon Corp/The	6,146	297
Bank OZK	9,680	405
Berkshire Hathaway Inc, Cl B *	5,219	1,879
BlackRock Inc, Cl A	797	599
Blackstone	1,004	113
Block, Cl A *	934	59
BOK Financial Corp	794	57
Brighthouse Financial Inc *	1,395	73
Brown & Brown	1,634	122
Capital One Financial Corp	657	73
Carlyle Group	1,855	64
Charles Schwab Corp/The	8,887	545
Chimera Investment Corp ‡	7,819	41
Chubb Ltd	1,561	358
Cincinnati Financial	726	75
Citigroup Inc	41,337	1,906

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Citizens Financial Group Inc	14,083	$384
City Holding	679	65
CME Group Inc, Cl A	2,621	572
CNA Financial Corp	184	8
Cohen & Steers Inc	792	46
Columbia Banking System	2,761	62
Comerica Inc	724	33
Commerce Bancshares Inc/MO	1,253	63
Credit Acceptance Corp *	209	96
Cullen/Frost Bankers Inc	599	59
Dai-ichi Life Holdings	5,200	108
Danske Bank	24,850	644
Discover Financial Services	3,821	355
East West Bancorp Inc	1,870	118
Equitable Holdings Inc	4,036	124
Euronet Worldwide *	554	48
Evercore Inc, Cl A	786	116
Everest Re Group Ltd	248	102
Eversource Energy	5,900	351
FactSet Research Systems Inc	1,257	570
Fidelity National Financial	1,791	80
Fidelity National Information Services Inc	613	36
Fifth Third Bancorp	1,877	54
First American Financial	1,122	67
First Citizens BancShares, Cl A	16	24
First Hawaiian Inc	1,924	38
First Horizon National Corp	10,810	138
First Interstate BancSystem, Cl A	2,479	64
Fiserv Inc *	689	90
FleetCor Technologies Inc *	370	89
FNB Corp	33,393	400
Franklin Resources Inc	1,707	42
Gjensidige Forsikring	4,629	78
Global Payments Inc	12,170	1,417
Globe Life	1,091	134
Goldman Sachs Group Inc/The	270	92
Hamilton Lane, Cl A	801	78
Hanover Insurance Group	687	85
Hartford Financial Services Group Inc/The	4,339	339
HDFC Bank Ltd ADR	3,611	217
Home BancShares Inc/AR	2,656	59
Houlihan Lokey, Cl A	658	71
Huntington Bancshares Inc/OH	11,006	124
Independent Bank	1,149	66
ING Groep	58,676	825
Intercontinental Exchange Inc	804	92
Invesco Ltd	3,179	45
Jack Henry & Associates Inc	408	65
Janus Henderson Group PLC	2,562	67
Jefferies Financial Group	2,802	99
JPMorgan Chase & Co	11,669	1,821
KeyCorp	3,317	41

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KKR & Co Inc, Cl A	2,511	$190
Lincoln National Corp	1,943	46
London Stock Exchange Group PLC	607	68
LPL Financial Holdings	709	158
LVMH Moet Hennessy Louis Vuitton	2,068	1,586
M&T Bank Corp	1,119	143
MarketAxess Holdings Inc	311	75
Marsh & McLennan Cos Inc	8,138	1,623
Mastercard Inc, Cl A	677	280
MetLife Inc	4,026	256
MGIC Investment Corp	7,078	125
Moody's Corp	2,034	742
Morgan Stanley	11,960	949
Morningstar Inc	253	72
MSCI Inc, Cl A	764	398
Nasdaq Inc	1,761	98
National Bank Holdings, Cl A	2,089	69
NatWest Group PLC	229,109	603
NCR Atleos *	916	20
New York Community Bancorp	11,603	109
NMI Holdings, Cl A *	2,141	59
NN Group NV	29,279	1,115
Northern Trust Corp	2,012	159
NU Holdings, Cl A *	8,157	66
Old National Bancorp	5,074	76
Old Republic International	2,551	75
OneMain Holdings Inc, Cl A	1,860	79
ORIX	66,200	1,208
Partners Group Holding AG	614	814
PayPal Holdings Inc *	4,618	266
Pinnacle Financial Partners	2,549	185
PNC Financial Services Group Inc/The	2,121	284
Popular Inc	8,265	610
Primerica	683	143
Principal Financial Group Inc	1,152	85
Progressive Corp/The	5,075	832
Prosperity Bancshares Inc	1,900	115
Prudential Financial Inc	5,745	562
Raymond James Financial Inc	1,360	143
Regions Financial Corp	5,506	92
Reinsurance Group of America	1	—
Rithm Capital ‡	6,833	71
Rocket Inc, Cl A *	6,200	58
S&P Global Inc	3,343	1,390
SCB X	145,700	411
SLM Corp	12,309	185
SoFi Technologies *	7,540	55
Starwood Property Trust ‡	4,020	80
State Street Corp	18,977	1,382
Stifel Financial	1,841	112
Synchrony Financial	2,944	95
Synovus Financial Corp	5,299	163

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
T Rowe Price Group Inc	674	$68
TPG, Cl A	2,239	78
Tradeweb Markets, Cl A	874	85
Travelers Cos Inc/The	433	78
Truist Financial Corp	2,659	85
UniCredit	38,934	1,061
Univest Financial Corp	3,376	64
Unum Group	3,649	157
US Bancorp	8,898	339
UWM Holdings	11,185	61
Valley National Bancorp	7,913	72
Virtu Financial Inc, Cl A	3,660	66
Visa Inc, Cl A	14,423	3,702
W R Berkley	1,406	102
Webster Financial Corp	5,867	263
Western Alliance Bancorp	2,780	142
Western Union Co	4,919	57
WEX Inc *	324	57
White Mountains Insurance Group	78	120
Willis Towers Watson PLC	1,659	409
Wintrust Financial Corp	1,614	138
Worldline *	5,720	89
XP, Cl A	25,692	598
Zions Bancorp NA	1,209	43

		49,652
Health Care — 11.2%
Acadia Healthcare Co Inc *	4,280	312
agilon health *	753	8
Align Technology Inc *	210	45
Alnylam Pharmaceuticals Inc *	1,376	232
Amedisys Inc *	685	64
AmerisourceBergen Corp, Cl A	8,693	1,768
Apellis Pharmaceuticals *	1,267	68
Avantor Inc *	19,635	416
Azenta *	9,220	520
Baxter International Inc	11,232	405
Boston Scientific Corp *	15,011	839
Cardinal Health Inc	3,870	414
Certara *	1,816	26
Chemed Corp	1,244	705
Coloplast, Cl B	7,648	904
ConvaTec Group PLC	465,448	1,325
CVS Health Corp	26,983	1,834
DENTSPLY SIRONA Inc	4,307	137
DexCom Inc *	5,879	679
Doximity, Cl A *	19	—
Edwards Lifesciences Corp *	8,452	572
Elanco Animal Health Inc *	58,543	690
Elevance Health	1,813	869
Encompass Health Corp	4,007	261
Enovis *	1,056	52
Ensign Group Inc/The	582	62

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Envista Holdings Corp *	2,745	$62
Exact Sciences Corp *	2,022	129
Exelixis Inc *	13,403	292
Fortrea Holdings *	513	15
Globus Medical Inc, Cl A *	2,130	96
Henry Schein Inc *	2,467	165
Hologic Inc *	1,306	93
Hoya	9,900	1,116
Humana Inc	345	167
ICON PLC *	6,391	1,706
ICU Medical Inc *	171	15
IDEXX Laboratories Inc *	1,521	709
Incyte Corp *	7,222	392
Insulet Corp *	385	73
Integra LifeSciences Holdings Corp *	1,163	46
Intuitive Surgical Inc *	2,721	846
Ionis Pharmaceuticals Inc *	1,566	77
IQVIA Holdings Inc *	3,034	650
Jazz Pharmaceuticals PLC *	7,319	865
Koninklijke Philips *	15,852	324
Laboratory Corp of America Holdings	513	111
LeMaitre Vascular	2,009	106
Masimo Corp *	645	60
McKesson Corp	2,480	1,167
Medpace Holdings Inc *	238	64
Medtronic PLC	25,837	2,048
Mettler-Toledo International Inc *	682	745
Mirati Therapeutics Inc *	1,886	107
Molina Healthcare Inc *	1	—
Natera *	7,106	398
Neurocrine Biosciences Inc *	4,676	545
Novocure Ltd *	1,591	20
Penumbra Inc *	330	73
Premier Inc, Cl A	12,059	248
Prestige Consumer Healthcare *	16,138	926
Quest Diagnostics Inc	2,735	375
QuidelOrtho *	738	51
Repligen Corp *	2,688	423
ResMed Inc	2,818	444
Royalty Pharma PLC, Cl A	12,435	337
Sarepta Therapeutics Inc *	348	28
Seagen Inc *	1,536	328
Sotera Health *	14,036	192
STERIS PLC	4,606	926
Stryker Corp	2,405	713
Tandem Diabetes Care Inc *	159	3
Teladoc Health Inc *	293	5
Teleflex Inc	1,029	232
TransMedics Group *	4,957	375
United Therapeutics Corp *	2,281	547
US Physical Therapy Inc	80	7
Vaxcyte *	1,194	62

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Veeva Systems Inc, Cl A *	1,171	$204
Waters Corp *	2,039	572
West Pharmaceutical Services Inc	1,809	635
Zimmer Biomet Holdings Inc	5,327	620
Zoetis Inc, Cl A	9,779	1,728

		36,470
Industrials — 11.9%
ABM Industries Inc	2,652	109
Acuity Brands	561	101
AECOM	1,218	108
AerCap Holdings NV *	10,135	691
AGCO Corp	675	77
Air Lease Corp, Cl A	6,874	267
Alaska Air Group Inc *	2,479	94
Allegion PLC	536	57
Allison Transmission Holdings Inc	2,275	122
American Airlines Group Inc *	4,404	55
AMETEK Inc	3,249	504
AO Smith Corp	943	71
Armstrong World Industries Inc	1,080	92
Assa Abloy AB, Cl B	45,170	1,158
Automatic Data Processing Inc	7,280	1,674
AutoStore Holdings *	26,907	45
Avis Budget Group *	323	59
AZEK, Cl A *	2,408	83
Booz Allen Hamilton Holding, Cl A	1,232	154
Broadridge Financial Solutions Inc	381	74
CACI International, Cl A *	373	120
Carlisle	402	113
Carrier Global	2,640	137
Caterpillar Inc	256	64
Ceridian HCM Holding *	1,194	82
CH Robinson Worldwide Inc	994	82
ChargePoint Holdings *	7,231	13
Cintas Corp	215	119
Clarivate PLC *	9,578	74
CNH Industrial	67,196	722
Computershare	12,046	189
Concentrix Corp	404	38
Copart Inc *	3,236	162
Core & Main, Cl A *	1,847	65
CSX Corp	4,524	146
Cummins Inc	1,667	374
Deere & Co	1,975	720
Delta Air Lines Inc	13,141	485
Diploma PLC	361	15
Donaldson Co Inc	397	24
Dover Corp	1,366	193
Eaton Corp PLC	3,964	903
EMCOR Group	908	193
Emerson Electric Co	1,607	143
Enerpac Tool Group, Cl A	25,912	707

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EnPro Industries	1,183	$152
ExlService Holdings *	5,410	153
Expeditors International of Washington Inc	896	108
Experian	24,914	916
Fastenal Co	1,128	68
FedEx Corp	2,248	582
Ferguson	409	70
Flowserve Corp	1,306	50
Fortive Corp	627	43
Fortune Brands Home & Security	945	65
FTI Consulting Inc *	918	202
Gates Industrial Corp PLC *	5,238	64
Generac Holdings *	427	50
Genpact Ltd	1,375	47
GFL Environmental	29,646	851
Graco Inc	401	32
Harsco *	117,541	693
Hayward Holdings *	5,405	64
HEICO Corp	12	2
Hexcel Corp	889	62
Howmet Aerospace	2,891	152
Hubbell Inc, Cl B	100	30
Huron Consulting Group *	270	28
IDEX	425	86
Illinois Tool Works Inc	3,263	790
Ingersoll Rand Inc	1,197	85
Insperity	1,029	117
ITT	1,117	121
JB Hunt Transport Services Inc	477	88
Johnson Controls International PLC	9,066	479
Kirby Corp *	2,029	156
Knight-Swift Transportation Holdings Inc, Cl A	1,117	60
Korn Ferry	1,643	85
Landstar System Inc	336	58
Legrand SA	12,026	1,160
Lennox International Inc	194	79
Lincoln Electric Holdings	809	160
Lyft, Cl A *	1,618	19
ManpowerGroup Inc	944	70
Masco Corp	1,109	67
Masonite International *	628	56
MasTec *	834	51
MDU Resources Group Inc	2,166	41
Mercury Systems *	1,569	54
Middleby *	535	67
MSC Industrial Direct Co Inc, Cl A	5,596	545
Nordson Corp	843	198
Norfolk Southern Corp	420	92
nVent Electric PLC	2,436	130
Old Dominion Freight Line	24	9
Oshkosh Corp	1,137	111

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Otis Worldwide Corp	6,058	$520
Owens Corning	790	107
PACCAR Inc	1,156	106
Parker-Hannifin Corp	356	154
Paychex Inc	550	67
Paycom Software Inc	217	39
Paycor HCM *	2,683	57
Paylocity Holding Corp *	467	73
Pentair PLC	1,364	88
Prysmian SpA	12,019	463
Qantas Airways Ltd *	65,701	231
Quanta Services	191	36
RB Global	1,099	70
Regal Beloit Corp	733	88
RELX PLC	48,958	1,885
Republic Services Inc, Cl A	700	113
Rheinmetall	2,497	752
Robert Half International Inc	1,607	132
Rockwell Automation Inc	1,053	290
Rollins Inc	2,023	82
Ryder System Inc	2,375	254
Saia *	191	75
Schneider National Inc, Cl B	2,470	57
Science Applications International	1,200	141
Sensata Technologies Holding PLC	6,719	218
Siemens Energy *	3,665	43
SiteOne Landscape Supply *	487	69
SK Square *	186	7
SMS Co Ltd *	24,300	462
Snap-on Inc	657	180
SNC-Lavalin Group	38,282	1,188
Southwest Airlines Co	1,122	29
Standex International	1,404	188
Stanley Black & Decker Inc	4,972	452
Sunrun Inc *	439	6
Tetra Tech Inc	1,268	200
Timken Co/The	1,209	87
Toro Co/The	721	60
Toromont Industries Ltd	5,172	418
Trane Technologies PLC	3,308	746
TransDigm Group Inc *	333	321
TransUnion	974	57
Trex Inc *	956	67
UniFirst	449	77
Union Pacific Corp	3,457	779
United Airlines Holdings Inc *	1,164	46
United Parcel Service Inc, Cl B	7,148	1,084
United Rentals Inc	308	147
Verisk Analytics Inc, Cl A	474	114
Vestis	1,298	24
Waste Connections	4,897	663
Waste Management Inc	3,911	669

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Watsco Inc	331	$126
WESCO International Inc	964	150
Westinghouse Air Brake Technologies Corp	2,694	314
WillScot Mobile Mini Holdings *	3,052	127
Wolters Kluwer	5,498	758
Woodward Inc	800	108
WW Grainger Inc	2,087	1,641
Xylem Inc/NY	5,273	554

		39,055
Information Technology — 21.7%
Accenture PLC, Cl A	5,970	1,989
Adobe Inc *	2,572	1,572
Advanced Micro Devices Inc *	10,905	1,321
Advantest	28,400	899
Akamai Technologies Inc *	5,807	671
Allegro MicroSystems *	1,597	43
Alteryx, Cl A *	1,413	57
Amdocs Ltd	872	73
Amphenol Corp, Cl A	1,822	166
Analog Devices Inc	326	60
ANSYS Inc *	247	72
Apple Inc	52,237	9,922
Applied Materials Inc	5,928	888
Arista Networks Inc *	3,390	745
Arrow Electronics Inc *	1,030	122
ASML Holding NV	2,480	1,686
Aspen Technology *	322	61
Atlassian, Cl A *	1	—
Autodesk Inc *	334	73
Avnet Inc	1,907	89
Belden	657	44
Bentley Systems, Cl B	2,299	120
Broadcom Inc	1,974	1,827
Cadence Design Systems Inc *	832	227
CDW Corp	2,530	534
Check Point Software Technologies Ltd *	7,699	1,124
Ciena Corp *	1,878	86
Cirrus Logic Inc *	1,236	94
Cisco Systems Inc	19,204	929
Cloudflare, Cl A *	666	51
Cognex Corp	6,582	248
Cognizant Technology Solutions Corp, Cl A	869	61
Coherent *	2,594	95
Confluent, Cl A *	550	12
Crowdstrike Holdings Inc, Cl A *	110	26
Datadog, Cl A *	1,075	125
DocuSign Inc, Cl A *	497	21
Dolby Laboratories Inc, Cl A	1,050	90
Dropbox Inc, Cl A *	2,225	63
DXC Technology Co *	2,083	48
Elastic NV *	642	52
Entegris	553	58

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
F5 Networks Inc *	506	$87
Fair Isaac *	42	46
First Solar Inc *	733	116
Fortinet *	1,010	53
FUJIFILM Holdings	12,300	721
Gartner *	205	89
Gen Digital	2,665	59
GLOBALFOUNDRIES *	1,155	62
Globant SA *	146	32
GoDaddy Inc, Cl A *	7,455	746
Guidewire Software *	1,075	107
Harmonic *	9,616	106
Hewlett Packard Enterprise Co	41,813	707
Hexagon, Cl B	36,106	361
HP Inc	23,918	702
HubSpot Inc *	83	41
Intel Corp	3,429	153
International Business Machines Corp	678	108
Intuit Inc	4,062	2,321
IPG Photonics Corp *	692	66
Jabil Inc	593	68
Juniper Networks Inc	15,906	453
Keyence	100	43
Keysight Technologies Inc *	2,282	310
KLA Corp	445	242
Kulicke & Soffa Industries	1,690	87
Lam Research Corp	1,146	820
Lattice Semiconductor Corp *	677	40
Littelfuse Inc	331	77
LONGi Green Energy Technology, Cl A *	91,944	274
Lotes	3,000	89
Lumentum Holdings *	1,071	46
Manhattan Associates *	64	14
Marvell Technology	11,348	632
Microchip Technology Inc	7,356	614
Micron Technology Inc	17,825	1,357
Microsoft Corp	32,892	12,463
MKS Instruments Inc	668	55
MongoDB Inc, Cl A *	261	109
Monolithic Power Systems Inc	159	87
Motorola Solutions Inc	3,411	1,101
National Bank of Canada	17,662	1,171
nCino *	762	21
NCR Corp *	1,832	29
NetApp Inc	1,531	140
Nutanix Inc, Cl A *	3,455	149
NVIDIA Corp	11,592	5,422
Okta Inc, Cl A *	276	19
ON Semiconductor Corp *	675	48
Oracle Corp	3,681	428
Palantir Technologies, Cl A *	4,434	89
Palo Alto Networks *	1	—

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Procore Technologies *	52	$3
PTC Inc *	1	—
QUALCOMM Inc	6,941	896
RingCentral Inc, Cl A *	199	6
Roper Technologies Inc	137	74
salesforce.com Inc *	4,599	1,158
Samsung Electronics Co Ltd	30,816	1,739
SAP SE	9,433	1,497
ServiceNow Inc *	277	190
Skyworks Solutions Inc	606	59
Smartsheet Inc, Cl A *	1,379	58
Snowflake, Cl A *	867	163
Splunk Inc *	489	74
Synopsys Inc *	73	40
Taiwan Semiconductor Manufacturing Co Ltd ADR	19,744	1,921
TD SYNNEX	404	40
Teledyne Technologies Inc *	157	63
Teradata Corp *	1,199	57
Teradyne Inc	2,868	265
Texas Instruments Inc	4,197	641
Trimble Inc *	1,500	70
Twilio Inc, Cl A *	463	30
Tyler Technologies *	237	97
Ubiquiti	331	37
UiPath, Cl A *	4,862	96
Unity Software *	585	17
Universal Display Corp	1,928	326
VeriSign Inc *	2,996	636
Viavi Solutions *	6,176	50
Vontier Corp	3,472	117
Western Digital Corp *	2,446	118
Wolfspeed *	341	13
Workday Inc, Cl A *	1,592	431
Zebra Technologies, Cl A *	677	160
Zoom Video Communications, Cl A *	186	13
Zscaler Inc *	487	96

		70,875
Materials — 3.5%
Air Products and Chemicals Inc	2,611	706
Albemarle	467	57
Alcoa Corp	4,724	127
Amcor PLC	8,591	81
AptarGroup Inc	1,090	138
Ardagh Metal Packaging	19,120	77
Avery Dennison Corp	548	107
Axalta Coating Systems Ltd *	19,933	627
Ball Corp	927	51
Berry Global Group Inc	1,072	71
Cabot Corp	1,164	88
Celanese, Cl A	707	98
CF Industries Holdings Inc	2,717	204

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chemours	3,046	$84
Cleveland-Cliffs *	4,585	79
Crown Holdings Inc	4,484	386
Dow Inc	975	50
DuPont de Nemours Inc	9,451	676
Eastman Chemical Co	4,713	395
Ecolab Inc	466	89
Element Solutions	5,641	118
FMC Corp	524	28
Freeport-McMoRan Inc	5,276	197
Graphic Packaging Holding	4,953	112
Huntsman Corp	4,477	110
Ingevity *	1,326	51
Innospec	1,185	124
International Flavors & Fragrances Inc	737	56
International Paper Co	1,238	46
Linde	168	69
Livent Corp *	18,874	260
Louisiana-Pacific	1,691	103
LyondellBasell Industries NV, Cl A	607	58
Martin Marietta Materials	1,672	777
Mosaic Co/The	2,498	90
NewMarket Corp	145	77
Newmont Corp	14,973	602
Nucor Corp	870	148
O-I Glass Inc, Cl I *	8,446	125
Packaging Corp of America	472	79
PPG Industries Inc	510	72
Quaker Chemical Corp	241	43
Reliance Steel & Aluminum Co	3,339	919
Resonac Holdings	87,400	1,632
Royal Gold Inc	466	57
Scotts Miracle-Gro	796	44
Sherwin-Williams Co/The	2,735	763
Sonoco Products Co	903	50
SSR Mining	5,467	64
Steel Dynamics Inc	1,777	212
United States Steel Corp	4,118	148
Vulcan Materials Co	363	78
Westrock Co	1,448	60

		11,563
Real Estate — 2.2%
Alexandria Real Estate Equities Inc ‡	322	35
American Homes 4 Rent, Cl A ‡	2,436	88
American Tower Corp ‡	3,377	705
Americold Realty Trust ‡	1,965	56
AvalonBay Communities Inc ‡	909	157
Boston Properties Inc ‡	2,949	168
Brixmor Property Group ‡	4,961	107
CBRE Group Inc, Cl A *	5,245	414
China Resources Land	117,000	428
Corporate Office Properties Trust ‡	3,768	91

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CoStar Group Inc *	712	$59
Cousins Properties ‡	2,645	54
Crown Castle Inc ‡	4,114	483
CubeSmart ‡	1,472	59
Digital Realty Trust Inc ‡	437	61
EastGroup Properties ‡	635	110
Equinix Inc ‡	724	590
Equity LifeStyle Properties ‡	1,548	110
Equity Residential ‡	780	44
Essex Property Trust Inc ‡	187	40
Extra Space Storage Inc ‡	1,179	153
Federal Realty Investment Trust ‡	402	38
First Industrial Realty Trust ‡	1,196	56
Healthpeak Properties Inc ‡	3,935	68
Highwoods Properties ‡	2,287	43
Host Hotels & Resorts Inc ‡	9,310	163
Howard Hughes Holdings *	411	30
Iron Mountain Inc ‡	1,533	98
Jones Lang LaSalle Inc *	410	64
Kennedy-Wilson Holdings Inc	2,346	27
Kilroy Realty Corp ‡	811	27
Kimco Realty Corp ‡	2,506	48
Lamar Advertising, Cl A ‡	862	87
Mid-America Apartment Communities ‡	482	60
National Retail Properties Inc ‡	993	40
Newmark Group, Cl A ‡	11,057	91
Park Hotels & Resorts	5,035	75
Prologis Inc ‡	6,809	783
Public Storage ‡	298	77
Rayonier ‡	2,788	86
Realty Income Corp ‡	1,634	88
Regency Centers Corp ‡	826	52
SBA Communications Corp, Cl A ‡	1,053	260
Simon Property Group Inc ‡	566	71
STAG Industrial ‡	3,653	131
Terreno Realty ‡	1,746	100
UDR Inc ‡	2,288	76
Ventas Inc ‡	1,890	87
Vornado Realty Trust Co *‡	765	18
Welltower Inc ‡	1,829	163
Weyerhaeuser Co ‡	2,954	93
Zillow Group, Cl C *	1,894	78

		7,190
Utilities — 2.2%
AES Corp/The	4,013	69
Alliant Energy Corp	1,828	92
Ameren Corp	786	61
American Electric Power Co Inc	1,847	147
American Water Works Co Inc	2,358	311
Atmos Energy Corp	534	61
Avangrid Inc	2,174	67
Brookfield Infrastructure, Cl A	1,361	42

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brookfield Renewable, Cl A	3,044	$81
CenterPoint Energy Inc	3,540	100
Clearway Energy, Cl C	2,159	54
CMS Energy Corp	5,948	338
Consolidated Edison Inc	3,038	274
CPFL Energia SA	87,855	653
Dominion Energy Inc	1,583	72
DTE Energy Co	931	97
Duke Energy Corp	2,448	226
Edison International	7,451	499
Entergy Corp	595	60
Essential Utilities Inc	1,211	43
Evergy Inc	833	42
Exelon Corp	15,856	611
FirstEnergy Corp	9,890	365
IDACORP, Cl Rights	994	96
NextEra Energy Inc	9,701	568
NiSource Inc	1,440	37
NRG Energy Inc	12,369	592
OGE Energy	2,708	95
Pinnacle West Capital Corp	566	42
PPL Corp	23,068	602
Public Service Enterprise Group Inc	1,010	63
Sempra Energy	932	68
Spire	978	60
UGI Corp	1,904	42

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vistra Energy Corp	2,937	$104
WEC Energy Group Inc	737	62
Xcel Energy Inc	6,735	410

		7,206
Total Common Stock
(Cost $242,453) ($ Thousands)		317,733

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Abiomed Inc *‡‡	297	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	6,151,251	6,151

Total Cash Equivalent
(Cost $6,151) ($ Thousands)		6,151

Total Investments in Securities — 99.1%
(Cost $248,604) ($ Thousands)		$323,884

A list of the open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Russell 2000 Index E-MINI	19	Dec-2023	$1,732	$1,722	$(10)
S&P 500 Index E-MINI	21	Dec-2023	4,724	4,805	81
			$6,456	$6,527	$71

Percentages are based on Net Assets of $326,748 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

ADR — American Depositary Receipt

Cl — Class
Ltd. — Limited
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 2/28/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,801	$22,519	$(21,169)	$—	$—	$6,151	$176	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 36.3%
Agency Mortgage-Backed Obligations — 30.6%
FHLMC
6.500%, 02/01/2053 to 05/01/2053	$273	$278
6.000%, 03/01/2035 to 09/01/2053	544	555
5.500%, 04/01/2030 to 09/01/2053	1,038	1,030
5.000%, 06/01/2041 to 05/01/2053	1,349	1,307
4.500%, 06/01/2038 to 11/01/2052	1,019	967
4.000%, 07/01/2037 to 02/01/2053	870	807
3.650%, 10/01/2029	300	280
3.500%, 04/01/2033 to 04/01/2052	1,400	1,271
3.000%, 06/01/2034 to 09/01/2050	2,990	2,646
2.500%, 01/01/2050 to 05/01/2052	5,109	4,192
2.000%, 10/01/2040 to 11/01/2051	3,413	2,720
1.500%, 11/01/2040 to 03/01/2052	485	377
FHLMC ARM
5.148%, US0012M + 1.597%, 06/01/2047(A)	97	99
5.118%, US0012M + 1.626%, 10/01/2046(A)	200	203
3.098%, US0012M + 1.621%, 02/01/2050(A)	66	62
3.006%, US0012M + 1.628%, 11/01/2048(A)	48	45
2.872%, US0012M + 1.619%, 11/01/2047(A)	55	52
FHLMC CMO, Ser 2014-328, Cl S4, IO
0.074%, 02/15/2038(A)	19	1
FHLMC CMO, Ser 2014-4415, Cl IO, IO
0.212%, 04/15/2041(A)	83	4
FHLMC CMO, Ser 2015-4494, Cl AI, IO
0.124%, 11/15/2038(A)	87	5
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	48	41
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	78	12
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	82	11
FHLMC CMO, Ser 2020-5038, Cl PJ
0.750%, 10/25/2050	310	213
FHLMC CMO, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	82	11
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	200	175
FHLMC CMO, Ser 2022-5230, Cl PE
2.000%, 12/25/2051	100	76
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1517, Cl X1, IO
1.436%, 07/25/2035(A)	235	24
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1519, Cl X1, IO
0.692%, 12/25/2035(A)	2,063	94

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K124, Cl X1, IO
0.810%, 12/25/2030(A)	$2,489	$99
FHLMC STACR Debt Notes, Ser 2023-DNA2, Cl M1A
7.429%, SOFR30A + 2.100%, 04/25/2043(A)(B)	142	144
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl B1
7.743%, SOFR30A + 2.414%, 01/25/2050(A)(B)	180	184
FHLMC STACR REMIC Trust, Ser 2020-DNA3, Cl B1
10.543%, SOFR30A + 5.214%, 06/25/2050(A)(B)	151	164
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
9.078%, SOFR30A + 3.750%, 02/25/2042(A)(B)	100	103
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl B1
10.978%, SOFR30A + 5.650%, 04/25/2042(A)(B)	120	127
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
7.478%, SOFR30A + 2.150%, 09/25/2042(A)(B)	85	85
FNMA
6.500%, 01/01/2053	91	93
6.000%, 12/01/2052 to 05/01/2053	185	186
5.500%, 08/01/2049 to 09/01/2053	993	983
5.360%, 12/01/2033	100	98
5.000%, 07/01/2052 to 08/01/2053	2,611	2,532
4.500%, 07/01/2033 to 01/01/2059	3,291	3,143
4.000%, 01/01/2037 to 06/01/2057	3,108	2,878
3.780%, 01/01/2029	195	184
3.500%, 12/01/2034 to 06/01/2052	3,854	3,480
3.000%, 11/01/2034 to 09/01/2061	4,571	3,980
2.930%, 06/01/2030	37	33
2.810%, 04/01/2025	40	39
2.500%, 01/01/2032 to 07/01/2061	7,642	6,389
2.150%, 02/01/2032(A)	80	65
2.000%, 03/01/2041 to 03/01/2052	4,425	3,508
1.500%, 03/01/2051	75	55
FNMA ARM
4.678%, US0012M + 1.588%, 04/01/2047(A)	118	118
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	130	114
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	128	105
FNMA CMO, Ser 2015-55, Cl IO, IO
0.309%, 08/25/2055(A)	79	3

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2015-56, Cl AS, IO
0.707%, 08/25/2045(A)	$111	$12
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	150
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	49	41
FNMA CMO, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	157	26
FNMA CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	519	68
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M2
8.043%, SOFR30A + 2.714%, 05/25/2024(A)	80	81
FNMA TBA
6.000%, 01/01/2038	1,200	1,203
5.500%, 01/01/2038	600	591
5.000%, 12/15/2053 to 01/15/2054	400	385
4.500%, 12/01/2035	100	94
2.500%, 12/01/2042	100	81
FRESB Mortgage Trust, Ser 2019-SB63, Cl A5H
2.550%, 02/25/2039(A)	181	180
GNMA
6.000%, 07/20/2053	198	200
5.500%, 11/20/2052 to 08/20/2053	683	678
5.000%, 11/20/2048 to 01/20/2053	637	620
4.500%, 01/15/2042 to 09/20/2052	1,160	1,113
4.000%, 08/15/2045 to 05/20/2052	530	494
3.500%, 04/20/2046 to 12/20/2052	924	832
3.000%, 09/15/2042 to 12/20/2052	1,510	1,308
2.500%, 03/20/2051 to 02/20/2053	1,040	865
2.000%, 02/20/2051	215	174
GNMA CMO, Ser 2007-51, Cl SG, IO
1.135%, 08/20/2037(A)	6	–
GNMA CMO, Ser 2012-34, Cl SA, IO
0.605%, 03/20/2042(A)	64	6
GNMA CMO, Ser 2012-43, Cl SN, IO
1.156%, 04/16/2042(A)	52	6
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.724%, 10/20/2062(A)	25	1
GNMA CMO, Ser 2014-118, Cl HS, IO
0.754%, 08/20/2044(A)	108	11
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	74	10
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	77	10
GNMA CMO, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	73	8
GNMA CMO, Ser 2020-H09, Cl FL
6.589%, TSFR1M + 1.264%, 05/20/2070(A)	62	61

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	$255	$35
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	281	227
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	85	71
GNMA CMO, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	351	56
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	255	35
GNMA CMO, Ser 2022-139, Cl AL
4.000%, 07/20/2051	100	86
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	94	75
GNMA CMO, Ser 2022-63, Cl LM
3.500%, 10/20/2050	100	79
GNMA TBA
6.500%, 01/22/2033	200	203
6.000%, 01/01/2038	600	604
5.500%, 01/01/2038	400	397
5.000%, 12/01/2039	500	486
4.000%, 12/15/2053	300	276
3.500%, 12/15/2053	300	268
2.500%, 12/15/2053	100	84
GNMA, Ser 2020-103, Cl AD
1.450%, 01/16/2063	116	84
GNMA, Ser 2020-178, Cl IO, IO
1.422%, 10/16/2060(A)	1,119	92
GNMA, Ser 2022-113, Cl Z
2.000%, 09/16/2061	617	343
GNMA, Ser 2022-3, Cl IO, IO
0.640%, 02/16/2061(A)	290	14

		59,274
Non-Agency Mortgage-Backed Obligations — 5.7%
BANK, Ser 2017-BNK8, Cl XA, IO
0.847%, 11/15/2050(A)	1,350	30
BANK, Ser 2018-BNK10, Cl A5
3.688%, 02/15/2061	160	148
BANK, Ser 2019-BNK21, Cl XA, IO
0.958%, 10/17/2052(A)	4,035	148
BBCCRE Trust, Ser 2015-GTP, Cl D
4.715%, 08/10/2033(A)(B)	140	110
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-AC6, Cl A1
5.750%, 11/25/2034(C)	45	37
Benchmark Mortgage Trust, Ser 2018-B1, Cl A5
3.666%, 01/15/2051(A)	190	174
Benchmark Mortgage Trust, Ser 2019-B17, Cl A2
2.211%, 03/15/2053	395	372

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust, Ser 2020-B22, Cl ASB
1.731%, 01/15/2054	$474	$406
BRAVO Residential Funding Trust, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(A)(B)	163	160
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
6.357%, TSFR1M + 1.034%, 10/15/2036(A)(B)	546	544
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.137%, TSFR1M + 0.814%, 09/15/2036(A)(B)	287	278
BX Mortgage Trust, Ser 2022-MVRK, Cl A
6.790%, TSFR1M + 1.467%, 03/15/2039(A)(B)	168	166
BXP Trust, Ser 2017-CQHP, Cl A
6.220%, TSFR1M + 0.897%, 11/15/2034(A)(B)	190	178
CD Mortgage Trust, Ser 2017-CD5, Cl A4
3.431%, 08/15/2050	180	164
CENT Trust, Ser 2023-CITY, Cl A
7.943%, TSFR1M + 2.620%, 09/15/2028(A)(B)	130	131
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
5.727%, TSFR1M + 0.384%, 05/25/2035(A)(B)	39	36
CIM Trust, Ser 2023-R4, Cl A1
5.000%, 05/25/2062(A)(B)	149	144
Citigroup Commercial Mortgage Trust, Ser 2019-C7, Cl XA, IO
0.987%, 12/15/2072(A)	1,068	41
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046(B)	47	39
COMM Mortgage Trust, Ser 2015-CR26, Cl A4
3.630%, 10/10/2048	417	397
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
8.020%, TSFR1M + 2.697%, 05/15/2036(A)(B)	190	187
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057(A)	210	198
CSMC Trust, Ser 2017-TIME, Cl A
3.646%, 11/13/2039(B)	100	85
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(B)	121	103
CSMC Trust, Ser 2022-RPL4, Cl A1
3.904%, 04/25/2062(A)(B)	203	188

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(A)(B)	$34	$29
Flagstar Mortgage Trust, Ser 2021-6INV, Cl A4
2.500%, 08/25/2051(A)(B)	515	399
Flagstar Mortgage Trust, Ser 2021-8INV, Cl A3
2.500%, 09/25/2051(A)(B)	230	178
FS Commercial Mortgage Trust, Ser 2023-4SZN, Cl B
7.544%, 11/10/2039(A)(B)	160	163
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
7.238%, TSFR1M + 1.914%, 09/15/2031(A)(B)	169	119
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
8.438%, TSFR1M + 3.114%, 09/15/2031(A)(B)	169	85
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl AAB
1.662%, 12/12/2053	260	228
GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Cl A14
2.925%, 10/25/2050(A)(B)	124	100
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl A
7.568%, TSFR1M + 2.245%, 10/15/2039(A)(B)	160	158
Impac CMB Trust, Ser 2005-4, Cl 1M1
6.102%, TSFR1M + 0.544%, 05/25/2035(A)	19	17
Impac Secured Assets Trust, Ser 2006-2, Cl 2M3
6.557%, TSFR1M + 1.764%, 08/25/2036(A)	3	3
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.969%, 10/15/2050(A)	1,315	32
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl F
8.680%, TSFR1M + 3.357%, 06/15/2035(A)(B)	250	13
JPMorgan Mortgage Trust, Ser 2005-S2, Cl 2A15
6.000%, 09/25/2035	85	59
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(B)	16	13
JPMorgan Mortgage Trust, Ser 2020-3, Cl A3A
3.000%, 08/25/2050(A)(B)	66	54

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Metlife Securitization Trust, Ser 2020-INV1, Cl A2A
2.500%, 05/25/2050(A)(B)	$85	$67
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	182	176
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.282%, 12/12/2049(A)	13	6
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
7.313%, TSFR1M + 1.992%, 05/15/2036(A)(B)	106	103
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(A)(B)	110	99
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl A
3.047%, 08/15/2036(B)	110	95
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	103	96
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	191	174
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(B)	191	175
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	170	154
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047(C)	95	88
OBX Trust, Ser 2022-NQM1, Cl A2
3.001%, 11/25/2061(A)(B)	120	81
OBX Trust, Ser 2022-NQM6, Cl A1
4.700%, 07/25/2062(B)(C)	159	153
OBX Trust, Ser 2022-NQM7, Cl A1
5.110%, 08/25/2062(B)(C)	155	152
OBX Trust, Ser 2023-NQM7, Cl A1
6.844%, 04/25/2063(B)(C)	227	229
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(A)(B)	87	81
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059(A)(B)	6	6
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl MA
3.000%, 05/25/2057	168	151
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.349%, 08/25/2057(A)	151	140

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	$211	$195
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	254	233
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	130	114
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl MA
2.000%, 05/25/2060	118	103
Seasoned Credit Risk Transfer Trust, Ser 2021-1, Cl MA
2.000%, 09/25/2060	181	155
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl MAU
3.250%, 11/25/2061	305	270
Seasoned Credit Risk Transfer Trust, Ser 2022-2, Cl MA
3.000%, 04/25/2062	239	208
Sequoia Mortgage Trust, Ser 2021-1, Cl A1
2.500%, 03/25/2051(A)(B)	310	241
SMRT, Ser 2022-MINI, Cl D
7.273%, TSFR1M + 1.950%, 01/15/2039(A)(B)	110	104
SREIT Trust, Ser 2021-MFP2, Cl A
6.259%, TSFR1M + 0.936%, 11/15/2036(A)(B)	110	108
UBS Commercial Mortgage Trust, Ser 2018-C12, Cl A2
4.152%, 08/15/2051	10	10
UBS Commercial Mortgage Trust, Ser 2018-C13, Cl ASB
4.241%, 10/15/2051	525	507
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048(A)	270	254
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A4
3.525%, 12/15/2049	156	148

		10,990
Total Mortgage-Backed Securities
(Cost $76,581) ($ Thousands)		70,264

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 27.3%
Communication Services — 2.9%
AT&T
6.852%, US0003M + 1.180%, 06/12/2024 (A)	$462	$464
5.350%, 09/01/2040	21	20
4.500%, 03/09/2048	39	32
4.350%, 06/15/2045	20	16
3.650%, 09/15/2059	32	21
3.500%, 06/01/2041	151	112
2.550%, 12/01/2033	339	264
2.300%, 06/01/2027	60	54
2.250%, 02/01/2032	50	40
CCO Holdings
4.750%, 02/01/2032 (B)	100	84
4.500%, 05/01/2032	100	82
4.500%, 06/01/2033 (B)	20	16
Charter Communications Operating
6.484%, 10/23/2045	20	19
6.384%, 10/23/2035	580	569
5.750%, 04/01/2048	90	76
5.500%, 04/01/2063	30	24
5.375%, 04/01/2038	10	9
5.375%, 05/01/2047	10	8
5.125%, 07/01/2049	10	8
5.050%, 03/30/2029	40	39
4.908%, 07/23/2025	30	29
4.800%, 03/01/2050	30	22
4.400%, 04/01/2033	210	186
3.500%, 03/01/2042	10	7
Comcast
4.250%, 10/15/2030	200	191
4.150%, 10/15/2028	40	39
4.049%, 11/01/2052	150	118
4.000%, 08/15/2047	10	8
4.000%, 03/01/2048	10	8
3.999%, 11/01/2049	10	8
3.969%, 11/01/2047	90	71
3.950%, 10/15/2025	70	69
3.750%, 04/01/2040	20	16
3.450%, 02/01/2050	40	29
3.400%, 04/01/2030	20	18
3.400%, 07/15/2046	10	7
3.300%, 04/01/2027	190	180
3.150%, 03/01/2026	20	19
2.937%, 11/01/2056	27	16
2.887%, 11/01/2051	254	160
2.800%, 01/15/2051	40	25
2.350%, 01/15/2027	260	241
DISH DBS
5.750%, 12/01/2028 (B)	30	22
5.250%, 12/01/2026 (B)	40	32

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fox
6.500%, 10/13/2033	$50	$52
5.476%, 01/25/2039	70	64
Sprint Spectrum
4.738%, 03/20/2025 (B)	86	86
Take-Two Interactive Software
3.700%, 04/14/2027	290	276
Telefonica Emisiones SAU
5.213%, 03/08/2047	150	129
T-Mobile USA
4.500%, 04/15/2050	50	42
3.875%, 04/15/2030	130	119
3.750%, 04/15/2027	10	10
3.500%, 04/15/2025	200	195
3.500%, 04/15/2031	80	70
3.400%, 10/15/2052	30	20
3.375%, 04/15/2029	20	18
3.000%, 02/15/2041	10	7
2.875%, 02/15/2031	20	17
2.625%, 02/15/2029	30	26
2.550%, 02/15/2031	20	17
2.250%, 02/15/2026	10	9
2.250%, 11/15/2031	10	8
Verizon Communications
5.500%, 03/16/2047	6	6
5.250%, 03/16/2037	20	20
4.500%, 08/10/2033	160	150
4.329%, 09/21/2028	300	289
4.125%, 08/15/2046	30	24
4.000%, 03/22/2050	30	23
3.400%, 03/22/2041	10	8
3.150%, 03/22/2030	30	27
3.000%, 03/22/2027	10	9
2.650%, 11/20/2040	30	20
2.625%, 08/15/2026	10	9
2.550%, 03/21/2031	61	51
2.100%, 03/22/2028	30	27
1.750%, 01/20/2031	130	102
Warnermedia Holdings
6.412%, 03/15/2026	30	30
5.141%, 03/15/2052	175	140
5.050%, 03/15/2042	10	8
4.279%, 03/15/2032	80	71
4.054%, 03/15/2029	20	18
3.755%, 03/15/2027	20	19

		5,694

Consumer Discretionary — 2.7%
Amazon.com
4.950%, 12/05/2044	157	155
4.250%, 08/22/2057	10	9
4.100%, 04/13/2062	374	305

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.050%, 08/22/2047	$30	$25
3.875%, 08/22/2037	280	249
3.600%, 04/13/2032	110	101
3.450%, 04/13/2029	20	19
3.300%, 04/13/2027	10	10
3.150%, 08/22/2027	50	47
3.100%, 05/12/2051	120	84
2.100%, 05/12/2031	20	17
1.500%, 06/03/2030	30	25
1.200%, 06/03/2027	60	53
Aptiv
3.250%, 03/01/2032	430	366
Cox Communications
3.350%, 09/15/2026 (B)	231	219
CSC Holdings
4.500%, 11/15/2031 (B)	200	142
Element Fleet Management
1.600%, 04/06/2024 (B)	491	483
Ford Motor
6.100%, 08/19/2032	30	29
4.750%, 01/15/2043	20	16
3.250%, 02/12/2032	30	24
Ford Motor Credit
6.798%, 11/07/2028	378	386
4.950%, 05/28/2027	230	219
4.000%, 11/13/2030	200	172
2.900%, 02/16/2028	227	198
2.900%, 02/10/2029	220	187
General Motors
6.250%, 10/02/2043	50	48
6.125%, 10/01/2025	50	50
5.600%, 10/15/2032	10	10
5.150%, 04/01/2038	20	18
General Motors Financial
2.400%, 10/15/2028	553	474
Hilton Domestic Operating
5.750%, 05/01/2028 (B)	20	19
5.375%, 05/01/2025 (B)	30	30
Home Depot
3.350%, 04/15/2050	90	65
3.300%, 04/15/2040	10	8
3.250%, 04/15/2032	100	89
2.700%, 04/15/2030	20	17
2.500%, 04/15/2027	30	28
Lennar
5.000%, 06/15/2027	10	10
4.750%, 11/29/2027	20	19
4.500%, 04/30/2024	20	20
Lowe's
5.625%, 04/15/2053	245	238
5.000%, 04/15/2040	53	48
4.500%, 04/15/2030	20	19

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 04/15/2046	$96	$71
NIKE
3.375%, 03/27/2050	50	38
3.250%, 03/27/2040	10	8
2.750%, 03/27/2027	20	19
2.400%, 03/27/2025	30	29
Nissan Motor
3.522%, 09/17/2025 (B)	200	191
Time Warner Cable
7.300%, 07/01/2038	90	90
6.550%, 05/01/2037	10	9
Time Warner Cable Enterprises
8.375%, 07/15/2033	50	56
VOC Escrow
5.000%, 02/15/2028 (B)	30	28

		5,289

Consumer Staples — 0.4%
Anheuser-Busch
4.900%, 02/01/2046	180	167
3.650%, 02/01/2026	20	19
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	20	21
4.350%, 06/01/2040	50	44
4.000%, 04/13/2028	20	19
3.500%, 06/01/2030	20	19
Coca-Cola
3.375%, 03/25/2027	20	19
2.600%, 06/01/2050	20	13
Constellation Brands
4.750%, 11/15/2024	80	79
4.350%, 05/09/2027	20	20
3.600%, 05/09/2024	30	30
Costco Wholesale
1.600%, 04/20/2030	40	34
1.375%, 06/20/2027	70	62
Hershey
0.900%, 06/01/2025	10	9
Kraft Heinz Foods
5.500%, 06/01/2050	10	10
5.200%, 07/15/2045	20	18
4.875%, 10/01/2049	20	18
4.375%, 06/01/2046	10	8
4.250%, 03/01/2031	10	9
Mars
3.200%, 04/01/2030 (B)	10	9
2.700%, 04/01/2025 (B)	30	29
Mondelez International
1.500%, 05/04/2025	70	66
PepsiCo
2.875%, 10/15/2049	20	14

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.625%, 05/01/2030	$20	$16

		752

Energy — 3.6%
Apache
7.750%, 12/15/2029	20	21
5.350%, 07/01/2049	20	16
4.750%, 04/15/2043	10	7
4.250%, 01/15/2044	150	101
BP Capital Markets America
3.633%, 04/06/2030	20	18
3.588%, 04/14/2027	10	10
3.000%, 02/24/2050	50	33
Cameron LNG
3.302%, 01/15/2035 (B)	70	57
2.902%, 07/15/2031 (B)	60	51
Cheniere Energy
4.625%, 10/15/2028	20	19
Cheniere Energy Partners
4.000%, 03/01/2031	10	9
3.250%, 01/31/2032	40	33
Chevron
3.078%, 05/11/2050	10	7
2.954%, 05/16/2026	30	29
Chevron USA
3.850%, 01/15/2028	30	29
Columbia Pipelines Operating
6.544%, 11/15/2053 (B)	20	20
6.036%, 11/15/2033 (B)	100	101
Continental Resources
5.750%, 01/15/2031 (B)	40	39
4.900%, 06/01/2044	20	16
4.375%, 01/15/2028	30	28
2.268%, 11/15/2026 (B)	20	18
Coterra Energy
4.375%, 03/15/2029	180	170
3.900%, 05/15/2027	80	76
DCP Midstream Operating
6.450%, 11/03/2036 (B)	10	10
Devon Energy
5.850%, 12/15/2025	30	30
5.600%, 07/15/2041	50	46
5.000%, 06/15/2045	240	202
Diamondback Energy
3.500%, 12/01/2029	30	27
3.250%, 12/01/2026	10	10
Ecopetrol
5.875%, 05/28/2045	110	78
4.625%, 11/02/2031	20	16
Energy Transfer
9.669%, US0003M + 4.028%(A)(D)	70	66
7.125%, H15T5Y + 5.306%(A)(D)	50	44

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.750%, H15T5Y + 5.134%(A)(D)	$10	$9
6.500%, H15T5Y + 5.694%(A)(D)	20	19
6.250%, 04/15/2049	190	187
5.750%, 02/15/2033	270	269
5.250%, 04/15/2029	30	29
5.000%, 05/15/2050	30	25
4.950%, 06/15/2028	20	20
4.150%, 09/15/2029	20	19
3.750%, 05/15/2030	110	99
2.900%, 05/15/2025	10	10
Enterprise Products Operating
6.650%, 10/15/2034	20	22
5.375%, TSFR3M + 2.832%, 02/15/2078 (A)	10	9
4.850%, 03/15/2044	50	46
4.150%, 10/16/2028	380	366
EOG Resources
4.950%, 04/15/2050	70	65
4.150%, 01/15/2026	20	20
3.900%, 04/01/2035	40	35
EQT
3.900%, 10/01/2027	260	245
3.625%, 05/15/2031 (B)	20	17
Exxon Mobil
4.327%, 03/19/2050	30	26
4.114%, 03/01/2046	90	76
3.482%, 03/19/2030	40	37
3.043%, 03/01/2026	40	39
2.992%, 03/19/2025	20	19
Halliburton
5.000%, 11/15/2045	40	36
3.800%, 11/15/2025	2	2
Kinder Morgan
5.300%, 12/01/2034	20	19
5.200%, 03/01/2048	10	9
4.300%, 06/01/2025	30	29
4.300%, 03/01/2028	80	77
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	40
MEG Energy
5.875%, 02/01/2029 (B)	10	10
MPLX
5.500%, 02/15/2049	20	18
4.875%, 06/01/2025	140	138
4.800%, 02/15/2029	80	77
4.700%, 04/15/2048	60	49
4.500%, 04/15/2038	10	9
Occidental Petroleum
7.875%, 09/15/2031	10	11
7.500%, 05/01/2031	60	65
6.950%, 07/01/2024	4	4
6.200%, 03/15/2040	105	104

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.550%, 03/15/2026	$30	$30
4.625%, 06/15/2045	20	15
4.400%, 04/15/2046	10	8
4.400%, 08/15/2049	70	49
4.100%, 02/15/2047	70	47
3.500%, 08/15/2029	20	17
3.400%, 04/15/2026	20	19
3.200%, 08/15/2026	30	28
3.000%, 02/15/2027	20	18
0.000%, 10/10/2036 (E)	665	349
ONEOK
6.625%, 09/01/2053	90	95
6.050%, 09/01/2033	60	61
5.800%, 11/01/2030	30	30
5.550%, 11/01/2026	10	10
Pertamina Persero
6.000%, 05/03/2042 (B)	200	192
Petrobras Global Finance BV
7.375%, 01/17/2027	100	104
6.850%, 06/05/2115	50	44
5.750%, 02/01/2029	50	50
Phillips 66
3.605%, 02/15/2025	95	93
3.550%, 10/01/2026	232	221
Pioneer Natural Resources
2.150%, 01/15/2031	50	41
1.900%, 08/15/2030	20	17
1.125%, 01/15/2026	10	9
Range Resources
4.875%, 05/15/2025	30	30
Schlumberger Holdings
3.900%, 05/17/2028 (B)	471	447
Shell International Finance BV
4.375%, 05/11/2045	50	43
4.000%, 05/10/2046	50	41
3.250%, 04/06/2050	50	35
2.875%, 05/10/2026	80	76
2.750%, 04/06/2030	20	18
Southwestern Energy
5.375%, 03/15/2030	220	209
Targa Resources
4.200%, 02/01/2033	20	18
Targa Resources Partners
5.500%, 03/01/2030	20	19
5.000%, 01/15/2028	10	10
4.875%, 02/01/2031	50	46
Teck Resources
3.900%, 07/15/2030	30	27
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	60	51
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	50	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (B)	$20	$16
Western Midstream Operating
5.250%, 02/01/2050	20	17
4.500%, 03/01/2028	10	9
4.050%, 02/01/2030	100	90
3.100%, 02/01/2025	140	136
Williams
7.750%, 06/15/2031	140	152
7.500%, 01/15/2031	10	11
5.750%, 06/24/2044	70	67

		7,009

Financials — 9.9%
AIA Group MTN
3.200%, 03/11/2025 (B)	270	263
American Express
4.050%, 05/03/2029	50	48
3.375%, 05/03/2024	20	20
Aviation Capital Group
1.950%, 01/30/2026 (B)	301	275
Bank of America
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	256	246
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	42	38
3.311%, SOFRRATE + 1.580%, 04/22/2042 (A)	467	346
2.592%, SOFRRATE + 2.150%, 04/29/2031 (A)	90	75
2.572%, SOFRRATE + 1.210%, 10/20/2032 (A)	90	72
Bank of America MTN
5.000%, 01/21/2044	20	19
4.948%, SOFRRATE + 2.040%, 07/22/2028 (A)	221	217
4.450%, 03/03/2026	10	10
4.376%, SOFRRATE + 1.580%, 04/27/2028 (A)	100	96
4.330%, TSFR3M + 1.782%, 03/15/2050 (A)	150	124
4.250%, 10/22/2026	50	48
4.083%, TSFR3M + 3.412%, 03/20/2051 (A)	110	87
4.000%, 01/22/2025	420	412
3.970%, TSFR3M + 1.332%, 03/05/2029 (A)	150	140
3.593%, TSFR3M + 1.632%, 07/21/2028 (A)	90	84
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)	40	33
Bank of Montreal MTN
1.850%, 05/01/2025	70	66

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of New York Mellon MTN
4.289%, SOFRRATE + 1.418%, 06/13/2033 (A)	$160	$147
1.600%, 04/24/2025	20	19
Bank of Nova Scotia
4.588%, H15T5Y + 2.050%, 05/04/2037 (A)	40	34
1.300%, 06/11/2025	40	38
Barclays
6.490%, SOFRRATE + 2.220%, 09/13/2029 (A)	200	202
5.304%, H15T1Y + 2.300%, 08/09/2026 (A)	200	197
Blackstone Holdings Finance
6.250%, 08/15/2042 (B)	118	117
5.000%, 06/15/2044 (B)	200	171
BNP Paribas
5.894%, SOFRRATE + 1.866%, 12/05/2034 (A)(B)	200	199
5.125%, H15T1Y + 1.450%, 01/13/2029 (A)(B)	200	197
4.400%, 08/14/2028 (B)	200	190
Brighthouse Financial
4.700%, 06/22/2047	4	3
Capital One Financial
6.312%, SOFRRATE + 2.640%, 06/08/2029 (A)	311	309
4.927%, SOFRRATE + 2.057%, 05/10/2028 (A)	42	40
Charles Schwab
6.136%, SOFRRATE + 2.010%, 08/24/2034 (A)	20	20
5.875%, 08/24/2026	100	101
Citigroup
8.125%, 07/15/2039	60	74
4.910%, SOFRRATE + 2.086%, 05/24/2033 (A)	40	38
4.658%, SOFRRATE + 1.887%, 05/24/2028 (A)	20	19
4.650%, 07/23/2048	180	156
4.450%, 09/29/2027	70	67
4.412%, SOFRRATE + 3.914%, 03/31/2031 (A)	233	216
4.125%, 07/25/2028	90	84
3.980%, TSFR3M + 1.600%, 03/20/2030 (A)	110	101
3.785%, SOFRRATE + 1.939%, 03/17/2033 (A)	160	138
3.700%, 01/12/2026	100	97
3.520%, TSFR3M + 1.413%, 10/27/2028 (A)	148	138
3.400%, 05/01/2026	510	487

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.106%, SOFRRATE + 2.842%, 04/08/2026 (A)	$30	$29
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	10	8
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	242
Credit Agricole
8.125%, USSW5 + 6.185%(A)(B)(D)	260	261
Credit Suisse Group
9.750%, H15T5Y + 6.383%(B)(D)	200	–
Credit Suisse NY
7.950%, 01/09/2025	322	328
CTR Partnership
3.875%, 06/30/2028 (B)	10	9
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	10	9
HSBC Holdings
7.390%, SOFRRATE + 3.350%, 11/03/2028 (A)	230	243
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (A)	300	301
Intercontinental Exchange
4.950%, 06/15/2052	10	9
4.600%, 03/15/2033	60	57
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	200	198
JPMorgan Chase
4.950%, 06/01/2045	100	91
4.565%, SOFRRATE + 1.750%, 06/14/2030 (A)	180	172
4.493%, TSFR3M + 3.790%, 03/24/2031 (A)	298	282
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	590	561
4.023%, TSFR3M + 1.262%, 12/05/2024 (A)	200	200
3.845%, SOFRRATE + 0.980%, 06/14/2025 (A)	100	99
3.509%, TSFR3M + 1.207%, 01/23/2029 (A)	310	288
3.109%, SOFRRATE + 2.440%, 04/22/2051 (A)	10	7
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	130	109
2.083%, SOFRRATE + 1.850%, 04/22/2026 (A)	60	57
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	184
KKR Group Finance VIII
3.500%, 08/25/2050 (B)	137	89
Liberty Mutual Group
4.569%, 02/01/2029 (B)	349	334

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lincoln National
3.400%, 01/15/2031	$209	$174
Lloyds Banking Group
3.900%, 03/12/2024	536	533
Macquarie Group
1.340%, SOFRRATE + 1.069%, 01/12/2027 (A)(B)	302	274
Macquarie Group MTN
5.033%, US0003M + 1.750%, 01/15/2030 (A)(B)	280	271
Manulife Financial
3.703%, 03/16/2032	340	306
Massachusetts Mutual Life Insurance
5.672%, 12/01/2052 (B)	305	292
3.375%, 04/15/2050 (B)	144	97
Mastercard
3.850%, 03/26/2050	10	8
Metropolitan Life Global Funding I MTN
3.300%, 03/21/2029 (B)	361	327
Metropolitan Life Insurance
7.800%, 11/01/2025 (B)	267	277
Mitsubishi UFJ Financial Group
3.837%, H15T1Y + 1.125%, 04/17/2026 (A)	200	195
Moody's
3.250%, 05/20/2050	235	158
Morgan Stanley
2.484%, SOFRRATE + 1.360%, 09/16/2036 (A)	20	15
Morgan Stanley MTN
3.772%, TSFR3M + 1.402%, 01/24/2029 (A)	90	84
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	384	341
3.125%, 07/27/2026	450	425
2.511%, SOFRRATE + 1.200%, 10/20/2032 (A)	180	143
2.188%, SOFRRATE + 1.990%, 04/28/2026 (A)	100	95
National Securities Clearing
5.000%, 05/30/2028 (B)	351	350
1.500%, 04/23/2025 (B)	250	238
NatWest Group
3.073%, H15T1Y + 2.550%, 05/22/2028 (A)	200	182
New York Life Global Funding
0.950%, 06/24/2025 (B)	30	28
PayPal Holdings
1.650%, 06/01/2025	30	28
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	225	220

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PNC Financial Services Group
5.812%, SOFRRATE + 1.322%, 06/12/2026 (A)	$20	$20
5.582%, SOFRRATE + 1.841%, 06/12/2029 (A)	80	80
5.354%, SOFRRATE + 1.620%, 12/02/2028 (A)	470	464
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	10	9
Prudential Funding Asia
3.125%, 04/14/2030	315	274
Royal Bank of Canada MTN
1.150%, 06/10/2025	40	38
Santander Holdings USA
4.500%, 07/17/2025	10	10
State Street
3.152%, SOFRRATE + 2.650%, 03/30/2031 (A)	110	96
2.901%, SOFRRATE + 2.600%, 03/30/2026 (A)	95	92
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	90	80
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	50	47
1.150%, 06/12/2025	30	28
Truist Financial MTN
6.047%, SOFRRATE + 2.050%, 06/08/2027 (A)	40	40
UBS
4.500%, 06/26/2048	400	361
UBS Group
4.550%, 04/17/2026	250	243
4.194%, SOFRRATE + 3.730%, 04/01/2031 (A)(B)	250	224
1.364%, H15T1Y + 1.080%, 01/30/2027 (A)(B)	200	181
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	449	432
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/2034 (A)	20	20
5.775%, SOFRRATE + 2.020%, 06/12/2029 (A)	40	40
5.727%, SOFRRATE + 1.430%, 10/21/2026 (A)	169	168
1.450%, 05/12/2025	20	19
US Bancorp MTN
2.215%, SOFRRATE + 0.730%, 01/27/2028 (A)	10	9
Visa
4.300%, 12/14/2045	70	62
3.150%, 12/14/2025	30	29

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.050%, 04/15/2030	$20	$17
WEA Finance
3.750%, 09/17/2024 (B)	200	194
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (A)	40	40
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	360	350
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)	20	17

		19,230

Health Care — 0.8%
CVS Health
5.125%, 07/20/2045	60	53
5.050%, 03/25/2048	220	193
4.300%, 03/25/2028	30	29
4.250%, 04/01/2050	70	55
4.125%, 04/01/2040	10	8
3.875%, 07/20/2025	18	18
3.750%, 04/01/2030	30	27
3.625%, 04/01/2027	30	28
2.125%, 09/15/2031	30	24
1.875%, 02/28/2031	10	8
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	303	313
6.036%, 12/10/2028	135	135
Elevance Health
4.550%, 05/15/2052	20	17
4.100%, 05/15/2032	100	92
3.650%, 12/01/2027	30	28
3.350%, 12/01/2024	20	20
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (B)	50	49
Humana
4.500%, 04/01/2025	10	10
2.150%, 02/03/2032	10	8
PeaceHealth Obligated Group
1.375%, 11/15/2025	430	394

		1,509

Industrials — 2.7%
AerCap Ireland Capital DAC
3.000%, 10/29/2028	417	367
2.450%, 10/29/2026	150	137
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)	192	177
Air Lease
5.300%, 02/01/2028	40	40
3.375%, 07/01/2025	20	19
American Airlines
8.500%, 05/15/2029 (B)	40	41

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Burlington Northern Santa Fe
2.875%, 06/15/2052	$30	$19
Canadian National Railway
3.650%, 02/03/2048	151	116
Canadian Pacific Railway
6.125%, 09/15/2115	167	169
3.100%, 12/02/2051	40	27
Carlisle
2.200%, 03/01/2032	407	314
Carrier Global
2.700%, 02/15/2031	10	8
Cintas No. 2
4.000%, 05/01/2032	20	18
3.700%, 04/01/2027	30	29
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	120	116
CSX
3.800%, 04/15/2050	331	249
Deere
3.750%, 04/15/2050	40	32
3.100%, 04/15/2030	10	9
Delta Air Lines
7.375%, 01/15/2026	30	31
4.750%, 10/20/2028 (B)	50	48
4.500%, 10/20/2025 (B)	20	19
2.900%, 10/28/2024	40	39
Delta Air Lines Pass-Through Trust, Ser 2020-1AA
2.000%, 06/10/2028	140	122
Eaton
4.150%, 11/02/2042	70	60
Ferguson Finance
4.500%, 10/24/2028 (B)	394	378
3.250%, 06/02/2030 (B)	230	199
Genpact Luxembourg SARL
1.750%, 04/10/2026	292	267
GFL Environmental
4.250%, 06/01/2025 (B)	20	20
H&E Equipment Services
3.875%, 12/15/2028 (B)	10	9
Mileage Plus Holdings
6.500%, 06/20/2027 (B)	30	30
Norfolk Southern
4.837%, 10/01/2041	200	181
Penske Truck Leasing Lp
5.550%, 05/01/2028 (B)	542	537
Republic Services
2.500%, 08/15/2024	20	20
Ryder System MTN
5.250%, 06/01/2028	355	353

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Spirit Airlines Pass-Through Trust, Ser 2017-1AA
3.375%, 02/15/2030	$144	$126
Spirit Loyalty Cayman
8.000%, 09/20/2025 (B)	24	18
United Airlines
4.625%, 04/15/2029 (B)	130	116
4.375%, 04/15/2026 (B)	20	19
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	448	422
United Rentals North America
3.875%, 02/15/2031	100	87
3.750%, 01/15/2032	20	17
Verisk Analytics
3.625%, 05/15/2050	202	143
Vertiv Group
4.125%, 11/15/2028 (B)	10	9

		5,157

Information Technology — 0.8%
Apple
3.850%, 08/04/2046	156	131
3.200%, 05/13/2025	80	78
Broadcom
4.926%, 05/15/2037 (B)	20	18
4.750%, 04/15/2029	253	247
4.110%, 09/15/2028	237	226
3.137%, 11/15/2035 (B)	150	117
1.950%, 02/15/2028 (B)	139	122
CommScope
6.000%, 03/01/2026 (B)	20	17
Lam Research
2.875%, 06/15/2050	92	61
Micron Technology
5.875%, 02/09/2033	20	20
NVIDIA
3.700%, 04/01/2060	50	38
3.500%, 04/01/2050	10	8
2.850%, 04/01/2030	20	18
NXP BV
2.700%, 05/01/2025	30	29
Oracle
3.950%, 03/25/2051	266	197
Prosus MTN
3.061%, 07/13/2031 (B)	200	156
Salesforce
2.700%, 07/15/2041	40	28
Sprint Capital
8.750%, 03/15/2032	10	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Texas Instruments
1.750%, 05/04/2030	$20	$17

		1,540

Materials — 0.5%
Anglo American Capital
4.750%, 04/10/2027 (B)	200	195
3.625%, 09/11/2024 (B)	200	196
Ball
3.125%, 09/15/2031	30	25
Freeport-McMoRan
5.450%, 03/15/2043	160	144
5.400%, 11/14/2034	20	19
4.625%, 08/01/2030	10	9
4.550%, 11/14/2024	10	10
MEGlobal BV MTN
4.250%, 11/03/2026 (B)	200	190
Southern Copper
5.250%, 11/08/2042	120	107
Suzano Austria GmbH
3.750%, 01/15/2031	90	76
3.125%, 01/15/2032	20	16

		987

Real Estate — 0.5%
American Tower Trust #1
5.490%, 03/15/2028 (B)	351	351
Federal Realty OP
1.250%, 02/15/2026	233	212
Simon Property Group
1.750%, 02/01/2028	501	436

		999

Utilities — 2.5%
American Transmission Systems
2.650%, 01/15/2032 (B)	30	24
Aquarion
4.000%, 08/15/2024 (B)	192	189
Berkshire Hathaway Energy
4.450%, 01/15/2049	600	483
Consolidated Edison of New York
3.950%, 04/01/2050	20	16
3.350%, 04/01/2030	20	18
DTE Electric Securitization Funding I
2.640%, 12/01/2026	230	217
DTE Energy
4.875%, 06/01/2028	192	188
Duke Energy Carolinas
3.950%, 03/15/2048	98	75
Duke Energy Florida
3.200%, 01/15/2027	230	218
Duke Energy Ohio
3.650%, 02/01/2029	50	47

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Eversource Energy
3.150%, 01/15/2025	$111	$108
Exelon
5.625%, 06/15/2035	60	60
5.100%, 06/15/2045	328	294
4.700%, 04/15/2050	69	58
FirstEnergy
5.100%, 07/15/2047	120	103
4.150%, 07/15/2027	50	48
1.600%, 01/15/2026	20	18
Interstate Power and Light
2.300%, 06/01/2030	295	242
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	277
NSTAR Electric
3.950%, 04/01/2030	230	213
Oglethorpe Power
6.200%, 12/01/2053 (B)	403	404
Pacific Gas and Electric
5.450%, 06/15/2027	120	118
4.950%, 06/08/2025	40	39
3.300%, 08/01/2040	10	7
2.500%, 02/01/2031	20	16
2.100%, 08/01/2027	20	18
PG&E Wildfire Recovery Funding
4.722%, 06/01/2037	456	431
3.594%, 06/01/2030	335	317
Southern
3.250%, 07/01/2026	415	395
Xcel Energy
3.400%, 06/01/2030	188	166

		4,807

Total Corporate Obligations
(Cost $58,698) ($ Thousands)		52,973

U.S. TREASURY OBLIGATIONS — 26.0%
U.S. Treasury Bills
5.436%, 01/23/2024 (F)	930	923
5.433%, 01/30/2024 (F)	2,180	2,161
U.S. Treasury Bonds
4.750%, 11/15/2043	500	504
4.750%, 11/15/2053	1,070	1,112
4.375%, 08/15/2043	4,480	4,282
4.125%, 08/15/2053	243	227
4.000%, 11/15/2052	100	91
3.875%, 02/15/2043	340	303
3.875%, 05/15/2043	3,183	2,837
3.750%, 11/15/2043	90	79
3.625%, 05/15/2053	4,737	4,044
3.375%, 08/15/2042	639	532

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.375%, 11/15/2048	$50	$40
3.250%, 05/15/2042	110	90
3.000%, 02/15/2049	310	234
3.000%, 08/15/2052	1,878	1,417
2.875%, 08/15/2045	480	359
2.875%, 05/15/2049	70	51
2.875%, 05/15/2052	290	213
2.750%, 08/15/2047	460	331
2.497%, 05/15/2049 (F)	410	128
2.375%, 02/15/2042	526	375
2.375%, 05/15/2051	300	197
2.250%, 05/15/2041	10	7
2.250%, 02/15/2052	1,429	910
2.000%, 11/15/2041	120	80
2.000%, 02/15/2050	20	12
2.000%, 08/15/2051	749	449
1.875%, 02/15/2051	3,250	1,890
1.875%, 11/15/2051	572	331
1.625%, 11/15/2050	2,320	1,263
1.375%, 08/15/2050	790	401
1.250%, 05/15/2050	520	255
U.S. Treasury Inflation Protected Securities
1.125%, 01/15/2033	765	700
0.125%, 01/15/2030	467	412
U.S. Treasury Notes
5.000%, 08/31/2025	170	171
5.000%, 09/30/2025	50	50
4.750%, 07/31/2025	520	519
4.625%, 09/15/2026	40	40
4.625%, 09/30/2028	20	20
4.625%, 09/30/2030	510	518
4.375%, 08/31/2028	4,503	4,515
4.375%, 11/30/2030	630	630
4.125%, 07/31/2028	40	40
4.125%, 08/31/2030	270	266
4.000%, 07/31/2030	880	861
3.875%, 08/15/2033	1,451	1,395
3.625%, 05/15/2026	1,006	984
3.625%, 05/31/2028	1,205	1,171
3.375%, 05/15/2033	3,739	3,455
2.750%, 04/30/2027	180	171
2.750%, 08/15/2032	785	693
2.000%, 11/15/2026	2,220	2,070
1.500%, 01/31/2027	1,840	1,682
1.250%, 11/30/2026	3,010	2,742
1.125%, 01/15/2025	1,110	1,062
0.250%, 05/31/2025	90	84

Total U.S. Treasury Obligations
(Cost $55,196) ($ Thousands)		50,379

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 8.3%
Automotive — 1.3%

Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (B)	$130	$116
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (B)	400	383
Ford Credit Auto Owner Trust, Ser 2021-1, Cl A
1.370%, 10/17/2033 (B)	254	231
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	150	142
GMF Floorplan Owner Revolving Trust, Ser 2023-2, Cl A
5.340%, 06/15/2030 (B)	468	467
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/2025 (B)	100	96
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/2028 (B)	250	232
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (B)	489	470
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (B)	456	414
		2,551

Mortgage Related Securities — 0.1%

Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE7, Cl M1
6.357%, TSFR1M + 1.014%, 08/25/2034 (A)	135	127

Other Asset-Backed Securities — 6.9%

AIMCO CLO, Ser 2017-AA, Cl AR
6.727%, TSFR3M + 1.312%, 04/20/2034 (A)(B)	298	297
AMSR Trust, Ser 2021-SFR3, Cl A
1.476%, 10/17/2038 (B)	300	264
AMSR Trust, Ser 2022-SFR3, Cl A
4.000%, 10/17/2039 (B)	236	219
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (B)	410	379
Applebee's Funding, Ser 2023-1A, Cl A2
7.824%, 03/05/2053 (B)	170	171
BankAmerica Manufactured Housing Contract Trust, Ser 1996-1, Cl B1
7.875%, 10/10/2026	510	12
CF Hippolyta Issuer, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (B)	167	153

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
6.957%, TSFR1M + 1.614%, 10/25/2037 (A)(B)	$120	$117
College Ave Student Loans, Ser 2021-C, Cl C
3.060%, 07/26/2055 (B)	150	128
Corevest American Finance Trust, Ser 2021-1, Cl A
1.569%, 04/15/2053 (B)	294	265
DB Master Finance, Ser 2021-1A, Cl A23
2.791%, 11/20/2051 (B)	468	367
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (B)	557	478
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
5.617%, TSFR1M + 0.274%, 11/25/2036 (A)	42	41
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (B)	247	226
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	267	238
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl A
2.700%, 01/20/2049 (B)	82	64
Home Partners of America Trust, Ser 2021-2, Cl A
1.901%, 12/17/2026 (B)	289	255
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, Cl M1
6.387%, TSFR1M + 1.044%, 07/25/2035 (A)	211	207
National Collegiate Student Loan Trust, Ser 2006-3, Cl B
5.817%, US0001M + 0.360%, 01/26/2032 (A)	250	192
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	129	116
Navient Student Loan Trust, Ser 2016-3A, Cl A3
6.793%, SOFR30A + 1.464%, 06/25/2065 (A)(B)	112	113
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (B)	208	187
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A3
2.260%, 11/20/2050 (B)	230	207
Palmer Square CLO, Ser 2021-2A, Cl A1A3
6.664%, TSFR3M + 1.262%, 10/17/2031 (A)(B)	330	329

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO, Ser 2022-2A, Cl A1
6.986%, TSFR3M + 1.570%, 07/20/2034 (A)(B)	$250	$250
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
6.664%, TSFR3M + 1.270%, 10/15/2030 (A)(B)	327	326
PFS Financing, Ser 2022-A, Cl A
2.470%, 02/15/2027 (B)	463	445
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (B)	348	337
Progress Residential Trust, Ser 2023-SFR2, Cl A
4.500%, 10/17/2028 (B)	528	495
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (B)	77	74
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	466	411
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	312	308
SLM Student Loan Trust, Ser 2021-10A, Cl A4
6.152%, US0003M + 0.670%, 12/17/2068 (A)(B)	96	94
Stack Infrastructure Issuer, Ser 2019-2A, Cl A2
3.080%, 10/25/2044 (B)	159	154
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
6.177%, TSFR1M + 0.834%, 11/25/2033 (A)	115	109
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
5.877%, TSFR1M + 0.534%, 02/25/2037 (A)	114	109
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	424	354
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (B)	284	264
Tricon American Homes Trust, Ser 2020-SFR2, Cl A
1.482%, 11/17/2039 (B)	221	188
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	30	29
U.S. Small Business Administration, Ser 2011-20G, Cl 1
3.740%, 07/01/2031	117	111
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	64	61

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	$259	$241
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	222	206
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	75	69
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037	162	145
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	161	145
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	236	214
U.S. Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	149	136
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	19	17
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	21	18
U.S. Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	320	284
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	324	295
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	441	404
U.S. Small Business Administration, Ser 2022-25K, Cl 1
5.130%, 11/01/2047	251	246
U.S. Small Business Administration, Ser 2023-25C, Cl 1
4.930%, 03/01/2048	251	245
U.S. Small Business Administration, Ser 2023-25G, Cl 1
5.180%, 07/01/2048	471	465
U.S. Small Business Administration, Ser 2023-25J, Cl 1
5.820%, 10/01/2048	436	446
Vantage Data Centers Issuer, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (B)	387	354
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	138	130

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wind River CLO, Ser 2021-3A, Cl A
6.827%, TSFR3M + 1.412%, 07/20/2033 (A)(B)	$250	$248
		13,452

Total Asset-Backed Securities
(Cost $17,457) ($ Thousands)		16,130

LOAN PARTICIPATIONS — 1.2%
Acrisure LLC, 2021-2 Additional Term Loan, 1st Lien
9.900%, 02/15/2027	30	30
Air Canada, Term Loan, 1st Lien
9.139%, 08/11/2028 (A)	30	30
Ali Group, Term Loan B, 1st Lien
7.463%, 07/30/2029 (A)	38	38
Allied Universal Holdco LLC, Initial Term Loan, 1st Lien
9.198%, 05/12/2028 (A)	116	113
Alterra Mountain Company, Series B-2 Term Loan, 1st Lien
8.963%, 08/17/2028 (A)	38	38
Amwins Group Inc., Intial Term Loan, 1st Lien
8.213%, 02/19/2028	10	10
Amwins Group, Inc., Term Loan, 1st Lien
7.713%, 02/19/2028 (A)	9	9
API Group, 1st Lien
7.713%, 10/01/2026	37	37
Asplundh Tree Expert, LLC, Amendment No. 1 Term Loan, 1st Lien
7.198%, 09/07/2027 (A)	9	9
Asurion LLC, B-8 Term Loan, 1st Lien
8.713%, 12/23/2026 (A)	43	43
Asurion LLC, B-9 Term Loan, 1st Lien
8.713%, 07/31/2027 (A)	29	29
Asurion, LLC, New B-11 Term Loan, 1st Lien
9.698%, 08/19/2028 (A)	48	47
athenahealth Group Inc., Initial Term Loan, 1st Lien
8.598%, 02/15/2029 (A)	97	95
Brown Group Holdings, LLC, Intitial Term Loan, 1st Lien
8.198%, 06/07/2028 (A)	39	39
Castlelake Aviation One Designated Activity Company, Initial Term Loan, 1st Lien
8.421%, 10/22/2026 (A)	49	49
Charter Communications, Term Loan, 1st Lien
7.133%, 04/30/2025	73	73

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Citadel Securities LP, 2023 Term Loan, 1st Lien
7.963%, 07/29/2030	$29	$29
Cloudera, Inc., Initial Term Loan, 1st Lien
9.198%, 10/08/2028 (A)	22	21
Coherent Corp., Initial Term B Loan, 1st Lien
8.213%, 07/02/2029 (A)	55	55
DCert Buyer, Inc., Initial Term Loan, 1st Lien
9.348%, LIBOR + 4.000%, 10/16/2026 (A)	106	105
Deerfield Dakora Holding, LLC, Term Loan, 1st Lien
9.140%, 04/09/2027	53	51
First Eagles Holdings, Inc., Refinancing Term Loan (2020), 1st Lien
7.990%, 02/01/2027	19	18
Focus Financial Partners, LLC, Tranche B-5 Term Loan, 1st Lien
8.598%, 06/30/2028	78	78
Garda World Security Corporation, Term B-2 Loan, 1st Lien
9.746%, 10/30/2026 (A)	14	14
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
7.490%, LIBOR + 2.000%, 12/30/2026 (A)	77	77
GFL Environmental Inc., 2023 Refinancing Term Loan, 1st Lien
8.469%, 05/31/2027 (A)	33	33
GTCR W Merger Sub LLC, 1st Lien
0.000%, 09/20/2030 (G)(H)	130	130
Harbor Freight Tools USA, Inc., Initial Loan (2021), 1st Lien
8.213%, 10/19/2027	48	47
Hunter Douglas Holding B.V., Tranche B-1 Term Loan, 1st Lien
8.891%, 02/26/2029	15	14
8.880%, 02/26/2029 (A)	20	20
Icon Public Limited Company, Lux Term Loan, 1st Lien
7.902%, 07/03/2028 (A)	41	41
Icon Public Limited Company, U.S. Term Loan, 1st Lien
7.902%, 07/03/2028 (A)	10	10
Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien
8.963%, 05/05/2028 (A)	79	79
KKR Apple Bidco LLC, Intial Term Loan, 1st Lien
8.213%, 09/22/2028 (A)	30	30

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
8.463%, 10/23/2028 (A)	$39	$39
Milano Acquistion, Term B Loan, 1st Lien
9.490%, 10/01/2027 (A)	58	56
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
7.963%, LIBOR + 2.750%, 09/18/2026 (A)	21	21
PCI Gaming Authority, Term B Facility Loan, 1st Lien
7.963%, LIBOR + 2.500%, 05/29/2026 (A)	22	22
Peraton Corp., Term B Loan, 1st Lien
9.198%, 02/01/2028 (A)	106	105
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
8.713%, LIBOR + 3.250%, 03/05/2026 (A)	57	57
Phoenix Guarantor Inc., Tranche B-3 Term Loan, 1st Lien
8.963%, 03/05/2026 (A)	14	14
Quikrete Holdings Inc., Fourth Amendment Loan, 1st Lien
8.213%, 03/19/2029	39	39
Setanta Aircraft, Term Loan B, 1st Lien
7.652%, 11/05/2028	80	80
Sotera, Health Holdings, LLC, Refinancing Loan, 1st Lien
8.395%, 12/11/2026 (A)	50	50
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.902%, 03/31/2028 (A)	59	58
UFC Holdings, LLC, Term B-3 Loan, 1st Lien
8.399%, 04/29/2026	25	25
United Airlines Inc., 1st Lien
9.207%, 04/21/2028 (A)	54	54
VFH Parent LLC, Initial Term Loan, 1st Lien
8.448%, 01/13/2029 (A)	30	30
Virgin Media Bristol LLC, N Facility, 1st Lien
7.937%, LIBOR + 2.500%, 01/31/2028 (A)	75	74

Total Loan Participations
(Cost $2,275) ($ Thousands)		2,265

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 0.8%
California — 0.2%
California State, Build America, GO
7.500%, 04/01/2034	$280	$327

Colorado — 0.1%
City & County of Denver, Airport System Revenue, Ser C, RB
1.722%, 11/15/2027	190	169

Illinois — 0.2%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	345	355

Massachusetts — 0.1%
Massachusetts State, Educational Financing Authority, Ser A, RB
4.141%, 07/01/2027	285	275

Michigan — 0.0%
Michigan State University, Ser A, RB
4.165%, 08/15/2122	83	61

New York — 0.2%
New York State, Urban Development, RB
5.770%, 03/15/2039	275	279

Total Municipal Bonds
(Cost $1,642) ($ Thousands)		1,466

SOVEREIGN DEBT — 0.6%

Argentine Republic Government International Bond
3.500%, 07/09/2041(C)	20	6
1.000%, 07/09/2029	14	5
0.750%, 07/09/2030(C)	170	63
Brazilian Government International Bond
4.750%, 01/14/2050	200	144
Colombia Government International Bond
5.625%, 02/26/2044	200	153
Mexico Government International Bond
4.600%, 02/10/2048	430	333
Nigeria Government International Bond MTN
6.500%, 11/28/2027(B)	200	177
Peruvian Government International Bond
5.625%, 11/18/2050	70	68

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Provincia de Buenos Aires MTN
6.375%, 09/01/2037(B)(C)	$337	$123

Total Sovereign Debt
(Cost $1,370) ($ Thousands)		1,072

	Shares
CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	4,703,739	4,704

Total Cash Equivalent
(Cost $4,704) ($ Thousands)		4,704

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $120) ($ Thousands)		85

Total Investments in Securities — 102.9%
(Cost $218,043) ($ Thousands)		$199,338

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $92) ($ Thousands)		$(47)

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

A list of the open options contracts held by the Fund at November 30, 2023, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
December 2023, SOFR 1yr MidCurve Dec23P 96	4	$960	$96.00	12/16/2023	$3
December 2023, SOFR 1yr MidCurve Dec23P 95.88	14	3,355	95.88	12/16/2023	6
December 2023, U.S. 5 Year Future Option	14	1,477	105.50	12/16/2023	–
December 2023, U.S. 5 Year Future Option	28	2,961	105.75	12/16/2023	–
December 2023, Add US 6-7 NOTE FRI W1Dec23P 108.5 to Future Option Display	14	1,519	108.50	12/16/2023	–
December 2023, Add US 6-7 NOTE FRI W1Dec23P108.25 to Future Option Display	7	758	108.25	12/16/2023	–
December 2023, Add US TRS BND FRI WK2Dec23P 115 to Future Option Display	7	805	115.00	12/16/2023	3
December 2023, Add US TRS BND FRI WK2Dec23P 114.5 to Future Option Display	14	1,603	114.50	12/16/2023	3

		13,438			15

Call Options		–			–
December 2023, SOFR 1yr MidCurve Dec23C 95.69	33	7,894	95.69	12/16/2023	16
January 2024, U.S. 10 Year Future Option	84	9,303	110.75	12/16/2023	37
December 2023, U.S. 5 Year Future Option	14	1,498	107.00	12/16/2023	1
December 2023, U.S. 5 Year Future Option	16	1,708	106.75	12/16/2023	4
December 2023, U.S. 5 Year Future Option	12	1,287	107.25	12/16/2023	1
December 2023, Add US 6-7 NOTE FRI W1Dec23C 110 to Future Option Display	14	1,540	110.00	12/16/2023	2
December 2023, Add US 6-7 NOTE FRI W1Dec23C110.25 to Future Option Display	7	772	110.25	12/16/2023	–
December 2023, Add US TRS BND FRI WK2Dec23C 118 to Future Option Display	7	826	118.00	12/16/2023	3
December 2023, Add US TRS BND FRI WK2Dec23C 118.5 to Future Option Display	14	1,659	118.50	12/16/2023	4
USD C/EUR P	365,434	387	1.06	2/17/2024	1
USD C/EUR P 1.055	449,157	474	1.06	2/17/2024	1

		27,348			70

Total Purchased Options		$40,786			$85
WRITTEN OPTIONS — 0.0%
Put Options
June 2024, 3 Month SOFR Opt Jun24P 94.5	(109)	$(25,751)	94.50	06/22/2024	$(13)
December 2023, SOFR 1yr MidCurve Dec23P 95.38	(21)	(5,007)	95.38	12/16/2023	(1)
December 2023, U.S. 5 Year Future Option	(14)	(1,487)	106.25	12/16/2023	–
December 2023, Add US 6-7 NOTE FRI W1Dec23P109.25 to Future Option Display	(7)	(765)	109.25	12/16/2023	–
December 2023, Add US TRS BND FRI WK2Dec23P 116.5 to Future Option Display	(7)	(816)	116.50	12/16/2023	(6)

		(33,826)			(20)

Call Options
September 2024, 3 Month SOFR Opt Sep24C 97	(28)	(6,790)	97.00	09/21/2024	(8)
December 2023, U.S. 5 Year Future Option	(14)	(1,487)	106.25	12/16/2023	(8)
December 2023, Add US 6-7 NOTE FRI W1Dec23C109.25 to Future Option Display	(7)	(765)	109.25	12/16/2023	(4)

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
December 2023, Add US TRS BND FRI WK2Dec23C 116.5 to Future Option Display	(7)	$(816)	$116.50	12/16/2023	$(7)

		(9,858)			(27)

Total Written Options		$(43,684)			$(47)

A list of the open futures contracts held by the Fund at November 30, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	51	Mar-2026	$12,247	$12,294	$47
U.S. 10-Year Treasury Note	72	Mar-2024	7,862	7,906	44
U.S. Long Treasury Bond	16	Mar-2024	1,848	1,863	15
U.S. Ultra Long Treasury Bond	43	Mar-2024	5,224	5,289	65
			27,181	27,352	171
Short Contracts
U.S. 2-Year Treasury Note	(1)	Mar-2024	$(204)	$(205)	$(1)
U.S. 5-Year Treasury Note	(246)	Mar-2024	(26,093)	(26,286)	(193)
Ultra 10-Year U.S. Treasury Note	(1)	Mar-2024	(113)	(113)	–
			(26,410)	(26,604)	(194)
			$771	$748	$(23)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	01/19/24	USD	123	ZAR	2,370	$1
Citigroup	01/19/24	USD	310	EUR	292	10
Citigroup	01/19/24	EUR	340	NOK	3,944	(5)
Citigroup	01/19/24	GBP	370	USD	452	(16)
Citigroup	01/19/24	USD	513	AUD	807	23
Citigroup	01/19/24	USD	633	IDR	9,959,840	8
Citigroup	01/19/24	USD	910	CAD	1,241	6
Citigroup	01/19/24	USD	1,494	JPY	220,193	8
Citigroup	01/19/24	ZAR	2,370	USD	125	—
Citigroup	01/19/24	CNH	3,835	USD	528	(11)
						$24

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2023, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.5%	SOFR	Annually	04/21/2052	USD	290	$67	$–	$67
5.41% FIXED	USD-SOFR-OIS COMPOUND	Annually	03/31/2024	USD	20,711	(2)	–	(2)
USD-SOFR-OIS COMPOUND	4.1% FIXED	Annually	03/10/2026	USD	6,682	(21)	64	(85)
2.85%	SOFR	Annually	02/15/2029	USD	517	28	2	26
3.27%	SOFR	Annually	04/30/2029	USD	482	17	7	10
3.85%	SOFR	Annually	06/30/2029	USD	1,323	10	–	10
3.4% FIXED	USD-SOFR-OIS COMPOUND	Annually	03/10/2034	USD	1,490	64	(23)	87
1.5%	SOFR	Annually	02/15/2047	USD	175	64	1	63
1.52%	Secured Overnight Financing Rate - SOFR	Annually	02/15/2047	USD	268	98	(9)	107

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.05% FIXED	USD-SOFR-OIS COMPOUND	Annually	02/15/2048	USD	864	$118	$32	$86
2.6%	SOFR	Annually	02/15/2048	USD	1,170	240	108	132
3.15%	SOFR	Annually	05/15/2048	USD	849	102	9	93
USD-SOFR-OIS COMPOUND	4.18% FIXED	Annually	02/29/2028	USD	3,890	17	3	14
						$802	$194	$608

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	$14,833	$246	$187	$59

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	$164	$(7)	$(1)	$(6)

A list of open over the counter swap agreements held by the Fund at November 30, 2023, is as follows:

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	10.2375%	BRL-CDI	Annually	01/02/2029	BRL	7,070	$18	$–	$18

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Catholic Values Fixed Income Fund (Concluded)

Percentages are based on Net Assets of $193,746 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2023, the value of these securities amounted to $30,347 ($ Thousands), representing 15.7% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Perpetual security with no stated maturity date.
(E)	Zero coupon security.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Unsettled bank loan. Interest rate may not be available.
(H)	No interest rate available.

ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
CAD — Canadian Dollar
CDI —Brazilian Interbank Deposit (Certificado de Deposito Interbancario)
CDX —Credit Default Swap Index
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNH — Chinese Yuan offshore

DAC — Designated Activity Company
EUR — Euro
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GO — General Obligation
ICE— Intercontinental Exchange
IDR — Indonesian Rupiah
IO — Interest Only — face amount represents notional amount.
JPY — Japanese Yen
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
NOK — Norwegian Krone
OIS — Overnight Index Swap
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-Day Average
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
USD — U.S. Dollar
ZAR — South African Rand

The following is a summary of the transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 2/28/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,436	$72,176	$(71,908)	$—	$—	$4,704	$114	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Catholic Values Trust